PROSPECTUS
===============================================================================

The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available through participation in large-case deferred compensation plans ("Plans") adopted by state and local governments for their employees or independent contractors, or both, under Section 457 of the Internal Revenue Code of 1986, as amended.

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:
   [bullet] Aetna Ascent VP (formerly Aetna Ascent Variable Portfolio)
   [bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund,
            Inc.)
   [bullet] Aetna Income Shares d/b/a Aetna Bond VP
   [bullet] Aetna Crossroads VP (formerly Aetna Crossroads Variabl Portfolio) [bullet] Aetna Growth VP (formerly Aetna Variable Growth Portfolio)
   [bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP
   [bullet] Aetna High Yield VP
   [bullet] Aetna Index Plus Large Cap VP (formerly Aetna Variable Index
            Plus Portfolio)
   [bullet] Aetna Index Plus Mid Cap VP
   [bullet] Aetna Index Plus Small Cap VP
   [bullet] Aetna International VP
   [bullet] Aetna Legacy VP (formerly Aetna Legacy Variable Portfolio)
   [bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP
   [bullet] Aetna Real Estate Securities VP
   [bullet] Aetna Small Company VP (formerly Aetna Variable Small Company
            Portfolio)
   [bullet] Aetna Value Opportunity VP (formerly Aetna Variable
            Capital Appreciation Portfolio)
   [bullet] Calvert Social Balanced Portfolio (formerly Calvert Fund, Inc.)
            Responsibly Invested Portfolio)
   [bullet] Fidelity VIP Equity-Income Portfolio
   [bullet] Fidelity VIP Growth Portfolio
   [bullet] Fidelity VIP Overseas Portfolio
   [bullet] Fidelity VIP II Contrafund Portfolio
   [bullet] Janus Aspen Aggressive Growth Portfolio
   [bullet] Janus Aspen Balanced Portfolio
   [bullet] Janus Aspen Flexible Income Portfolio
   [bullet] Janus Aspen Growth Portfolio
   [bullet] Janus Aspen Worldwide Growth Portfolio
   [bullet] Lexington Natural Resources Trust*
   [bullet] Oppenheimer Global Securities Fund
   [bullet] Oppenheimer Strategic Bond Fund
   [bullet] Portfolio Partners MFS Emerging Equities Portfolio
   [bullet] Portfolio Partners MFS Research Growth Portfolio
   [bullet] Portfolio Partners MFS Value Equity Portfolio
   [bullet] Portfolio Partners Scudder International Growth Portfolio
   [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio

* This Fund is only available for investment by Participants who established an Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).
The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 19 of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED
                                   MAY 1, 1998

                               TABLE OF CONTENTS
===============================================================================

DEFINITIONS ................................................... DEFINITIONS--1
PROSPECTUS SUMMARY ................................................ SUMMARY--1
FEE TABLE ....................................................... FEE TABLE--1
CONDENSED FINANCIAL INFORMATION ...........................................  1
THE COMPANY ...............................................................  1
VARIABLE ANNUITY ACCOUNT C ................................................  1
INVESTMENT OPTIONS ........................................................  1
  The Funds ...............................................................  1
  Credited Interest Options ...............................................  5
PURCHASE ..................................................................  5
  Contract Availability ...................................................  5
  Contract Purchase .......................................................  5
  Purchase Payments .......................................................  5
  Right to Cancel .........................................................  6
  Transfer Credits ........................................................  6
CHARGES AND DEDUCTIONS ....................................................  6
  Daily Deductions from the Separate Account ..............................  6
  Deferred Sales Charge ...................................................  7
  Fund Expenses ...........................................................  8
  Premium and Other Taxes .................................................  8
CONTRACT VALUATION ........................................................  8
  Account Value ...........................................................  8
  Accumulation Units ......................................................  8
  Net Investment Factor ...................................................  8
TRANSFERS .................................................................  9
  Telephone Transfers .....................................................  9
  Dollar Cost Averaging Program ...........................................  9
WITHDRAWALS ............................................................... 10
SYSTEMATIC DISTRIBUTION OPTIONS ........................................... 11
DEATH BENEFIT DURING ACCUMULATION PERIOD .................................. 11
ANNUITY PERIOD ............................................................ 12
  Annuity Period Elections ................................................ 12
  Annuity Options ......................................................... 12
  Annuity Payments ........................................................ 13
  Charges Deducted During the Annuity Period .............................. 13
  Death Benefit Payable During the Annuity Period ......................... 13
TAX STATUS ................................................................ 14
  Introduction ............................................................ 14
  Taxation of the Company ................................................. 14
  Contracts Used with Certain Retirement Plans ............................ 14

MISCELLANEOUS ............................................................. 16
  Voting Rights ........................................................... 16
  Modification of the Contract ............................................ 16
  Distribution ............................................................ 16
  Performance Reporting ................................................... 17
  Transfer of Ownership; Assignment ....................................... 17
  Delay or Suspension of Payments ......................................... 17
  Legal Matters and Proceedings ........................................... 17
  Year 2000 ............................................................... 17
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ....................... 19
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ............................... 20
APPENDIX II--FIXED ACCOUNT ................................................ 21
APPENDIX III--FIXED PLUS ACCOUNT .......................................... 22
APPENDIX IV--CONDENSED FINANCIAL INFORMATION .............................. 24

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  DEFINITIONS
===============================================================================

As used in this Prospectus, the following terms have the meanings shown:

Account: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of any Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before Annuity payments begin.

Annuitant: The person on whose life or life expectancy the Annuity payments are based.

Annuity: A series of payments for life, for a definite period or a combination of the two.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Code: The Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contracts: The group deferred, variable annuity contracts described in this Prospectus.

Contract Beneficiary: The Contract Holder is the Contract Beneficiary.

Contract Holder: The entity which owns the Contract and to which the Contract is issued.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Fund(s): An open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contracts.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Participant (You): A person participating in a Plan maintained by an eligible organization. The terms of the Plan govern Participant benefits.

Plan: Deferred compensation plan adopted by state and local governments for their employees or independent contractors (or both) under Section 457 of the Code.

Plan Beneficiary: The person entitled to receive benefits under the Plan in the event of the Participant's death.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.


--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Purchase Payment Periods: For "Installment Purchase Payment Accounts" the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                              PROSPECTUS SUMMARY
===============================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available in connection with deferred compensation plans of state and local governments for their employees or independent contractors, or both.

CONTRACT PURCHASE

     The Contract may be purchased by eligible organizations on behalf of a group made up of their employees. An Account is established for eligible employees by completing the enrollment form (and any other required forms) and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan, through periodic salary reductions or through periodic employer contributions. (See "Purchase.")

FREE LOOK PERIOD

     Contract Holders have the right to cancel their Contract within 10 days after receiving it (or as otherwise allowed by state law) by returning it to us along with a written notice of cancellation. Unless state law requires otherwise, the amount received upon cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of the Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS
     The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected at any one time is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitation in the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Contract also provides for investment in Credited Interest Options, which earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative expense charge) and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")


--------------------------------------------------------------------------------
                                  SUMMARY - 1

WITHDRAWALS

     The Contract Holder may withdraw all or a part of the Account Value prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawals may also be subject to income tax. (See "Withdrawals.")

     The Contract also offers certain Systematic Distribution Options during the Accumulation Period to persons meeting certain criteria. Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

DEATH BENEFIT

     The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Contract Holder, on behalf of a Plan Beneficiary, may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Contract Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Annuity Period--Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, the Contract Holder, on your behalf, may elect to begin receiving Annuity Payments on either a fixed, variable or combination of fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Contributions and earnings are not generally taxed until paid or made available under the employer's Plan. Withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   [bullet] Write to:                 Aetna Life Insurance and Annuity Company
                                      151 Farmington Avenue
                                      Hartford, Connecticut 06156-1277
                                      Attention: Customer Service

   [bullet] Call Customer Service:    1-800-525-4225 (for automated transfers
                                      or changes in the allocation of Account
                                      Values, call: 1-800-262-3862)


--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
===============================================================================

This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid when the Contract is purchased. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

   Deferred Sales Charge (as a percentage of the amount withdrawn)*

       INSTALLMENT PURCHASE PAYMENT ACCOUNTS

 Purchase Payment Account Years
 Completed                                  Deduction
------------------------------------------------------
 Less than 5                                    5%
 5 or more but less than 7                      4%
 7 or more but less than 9                      3%
 9 or more but less than 10                     2%
 more than 10                                   0%
------------------------------------------------------



       SINGLE PURCHASE PAYMENT ACCOUNTS

 Account Years
 Completed                                  Deduction
------------------------------------------------------
 Less than 5                                    5%
 5 or more but less than 6                      4%
 6 or more but less than 7                      3%
 7 or more but less than 8                      2%
 8 or more but less than 9                      1%
 9 or more                                      0%
------------------------------------------------------


  * The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account.

SEPARATE ACCOUNT ANNUAL EXPENSES (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract):

DURING THE ACCUMULATION PERIOD:


    Mortality and Expense Risk Charge ........................      0.95%
    Administrative Expense Charge ............................      0.00%**
                                                                    ----
     Total Separate Account Annual Expenses ..................      0.95%
                                                                    ====

DURING THE ANNUITY PERIOD:


    Mortality and Expense Risk Charge ........................      1.25%
    Administrative Expense Charge ............................      0.00%**
                                                                    ----
     Total Separate Account Annual Expenses ..................      1.25%
                                                                    ====
  ** We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge from the Subaccounts equivalent on an annual basis to not more than 0.25%.


--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.


                                                                     Investment
                                                                  Advisory Fees(1)     Other Expenses
                                                                   (after expense      (after expense       Total Fund
                                                                   reimbursement)      reimbursement)     Annual Expenses
                                                                 ------------------   ----------------   ----------------
Aetna Ascent VP(2)(3)                                                    0.57%               0.23%              0.80%
Aetna Balanced VP, Inc. (3)                                              0.50%               0.10%              0.60%
Aetna Bond VP(3)                                                         0.40%               0.10%              0.50%
Aetna Crossroads VP(2)(3)                                                0.55%               0.25%              0.80%
Aetna Growth VP(2)(3)                                                    0.16%               0.64%              0.80%
Aetna Growth and Income VP(3)                                            0.50%               0.09%              0.59%
Aetna High Yield VP(2)(3)                                                0.47%               0.33%              0.80%
Aetna Index Plus Large Cap VP(2)(3)                                      0.32%               0.23%              0.55%
Aetna Index Plus Mid Cap VP(2)(3)                                        0.27%               0.33%              0.60%
Aetna Index Plus Small Cap VP(2)(3)                                      0.27%               0.33%              0.60%
Aetna International VP(2)(3)                                             0.77%               0.38%              1.15%
Aetna Legacy VP(2)(3)                                                    0.49%               0.31%              0.80%
Aetna Money Market VP(3)                                                 0.25%               0.10%              0.35%
Aetna Real Estate Securities VP(2)(3)                                    0.62%               0.33%              0.95%
Aetna Small Company VP(2)(3)                                             0.35%               0.60%              0.95%
Aetna Value Opportunity VP(2)(3)                                         0.20%               0.60%              0.80%
Calvert Social Balanced Portfolio(4)                                     0.69%               0.12%              0.81%
Fidelity VIP Equity-Income Portfolio(5)                                  0.50%               0.08%              0.58%
Fidelity VIP Growth Portfolio(5)                                         0.60%               0.09%              0.69%
Fidelity VIP Overseas Portfolio(5)                                       0.75%               0.17%              0.92%
Fidelity VIP II Contrafund Portfolio(5)                                  0.60%               0.11%              0.71%
Janus Aspen Aggressive Growth Portfolio(6)                               0.73%               0.03%              0.76%
Janus Aspen Balanced Portfolio(6)                                        0.76%               0.07%              0.83%
Janus Aspen Flexible Income Portfolio                                    0.65%               0.10%              0.75%
Janus Aspen Growth Portfolio(6)                                          0.65%               0.05%              0.70%
Janus Aspen Worldwide Growth Portfolio(6)                                0.66%               0.08%              0.74%
Lexington Natural Resources Trust                                        1.00%               0.25%              1.25%
Oppenheimer Global Securities Fund                                       0.70%               0.06%              0.76%
Oppenheimer Strategic Bond Fund                                          0.75%               0.08%              0.83%
Portfolio Partners MFS Emerging Equities Portfolio(7)(8)                 0.68%               0.13%              0.81%
Portfolio Partners MFS Research Growth Portfolio(7)(8)                   0.70%               0.15%              0.85%
Portfolio Partners MFS Value Equity Portfolio(7)                         0.65%               0.25%              0.90%
Portfolio Partners Scudder International Growth Portfolio(7)             0.80%               0.20%              1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(7)              0.60%               0.15%              0.75%

------------------
(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

    Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.60% and 1.24% for Growth VP; 0.65% and 0.98% for High Yield VP; 0.35% and 0.58% for Index Plus Large Cap VP; 0.40% and 0.73% for Index Plus Mid Cap VP; 0.40% and 0.73% for Index Plus Small Cap VP; 0.85% and 1.23% for International VP; 0.60% and 0.91% for Legacy VP; 0.75% and 1.08% for Real Estate Securities VP; 0.75% and 1.35% for Small Company VP; and 0.60% and 1.20% for Value Opportunity VP, respectively.

(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but

--------------------------------------------------------------------------------
                                 FEE TABLE - 2
    reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

    High Yield VP, Index Plus Mid Cap VP, Index Plus Small Cap VP, International VP and Real Estate Securities VP commenced operations in December 1997, therefore, estimates are based on expenses incurred for similar funds. Actual expenses incurred may be more or less than the amounts shown above.

(4) The figures above are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. "Management Fees" includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio; 0.67% for Growth Portfolio; 0.90% for Overseas Portfolio; and 0.68% for Contrafund Portfolio.

(6) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78% for Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(7) Each Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above. The investment adviser will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.

(8) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.

--------------------------------------------------------------------------------
                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets.

                                                               EXAMPLE A                              EXAMPLE B
                                                ---------------------------------------   --------------------------------------
                                                If you withdraw your entire Account       If you do not withdraw your Account
                                                Value at the end of the periods shown,    Value, or if you annuitize at the end
                                                you would pay the following expenses,     of the periods shown, you would pay the
                                                including any applicable deferred         following expenses (no deferred sales
                                                sales charge:                             charge is reflected):*
                                                1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                                -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                    $69      $110      $154      $206         $18      $55       $ 95      $206
Aetna Balanced VP, Inc.                            $67      $104      $144      $185         $16      $49       $ 84      $185
Aetna Bond VP                                      $67      $101      $139      $174         $15      $46       $ 79      $174
Aetna Crossroads VP                                $69      $110      $154      $206         $18      $55       $ 95      $206
Aetna Growth VP                                    $69      $110      $154      $206         $18      $55       $ 95      $206
Aetna Growth and Income VP                         $67      $104      $143      $183         $16      $49       $ 84      $183
Aetna High Yield VP                                $69      $110      $154      $206         $18      $55       $ 95      $206
Aetna Index Plus Large Cap VP                      $67      $103      $141      $179         $15      $47       $ 82      $179
Aetna Index Plus Mid Cap VP                        $67      $104      $144      $185         $16      $49       $ 84      $185
Aetna Index Plus Small Cap VP                      $67      $104      $144      $185         $16      $49       $ 84      $185
Aetna International VP                             $73      $120      $171      $243         $21      $66       $113      $243
Aetna Legacy VP                                    $69      $110      $154      $206         $18      $55       $ 95      $206
Aetna Money Market VP                              $65      $ 97      $131      $157         $13      $41       $ 71      $157
Aetna Real Estate Securities VP                    $71      $114      $161      $222         $19      $60       $103      $222
Aetna Small Company VP                             $71      $114      $161      $222         $19      $60       $103      $222
Aetna Value Opportunity VP                         $69      $110      $154      $206         $18      $55       $ 95      $206
Calvert Social Balanced Portfolio                  $70      $110      $154      $207         $18      $55       $ 95      $207
Fidelity VIP Equity-Income Portfolio               $67      $104      $143      $182         $16      $48       $ 83      $182
Fidelity VIP Growth Portfolio                      $68      $107      $148      $194         $17      $52       $ 89      $194
Fidelity VIP Overseas Portfolio                    $71      $114      $159      $219         $19      $59       $101      $219
Fidelity VIP II Contrafund Portfolio               $69      $108      $149      $197         $17      $52       $ 90      $197
Janus Aspen Aggressive Growth Portfolio            $69      $109      $152      $202         $17      $54       $ 93      $202
Janus Aspen Balanced Portfolio                     $70      $111      $155      $209         $18      $56       $ 96      $209
Janus Aspen Flexible Income Portfolio              $69      $109      $151      $201         $17      $54       $ 92      $201
Janus Aspen Growth Portfolio                       $68      $107      $149      $195         $17      $52       $ 90      $195
Janus Aspen Worldwide Growth Portfolio             $69      $110      $153      $200         $17      $53       $ 92      $200
Lexington Natural Resources Trust                  $74      $123      $175      $253         $22      $69       $118      $253
Oppenheimer Global Securities Fund                 $69      $109      $152      $202         $17      $54       $ 93      $202
Oppenheimer Strategic Bond Fund                    $70      $111      $155      $209         $18      $56       $ 96      $209
Portfolio Partners MFS Emerging Equities
 Portfolio                                         $70      $110      $154      $207         $18      $55       $ 95      $207
Portfolio Partners MFS Research Growth
 Portfolio                                         $70      $112      $156      $212         $18      $57       $ 97      $212
Portfolio Partners MFS Value Equity Portfolio      $70      $113      $158      $217         $19      $58       $100      $217
Portfolio Partners Scudder International
 Growth Portfolio                                  $71      $116      $163      $227         $20      $61       $105      $227
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                         $69      $109      $151      $201         $17      $54       $ 92      $201

------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump-sum settlement is requested before a minimum number of years of payments (as specified in the Contract) have been completed, since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

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                                 FEE TABLE - 4

                        CONDENSED FINANCIAL INFORMATION
===============================================================================

     Condensed Financial Information for the Separate Account is shown in Appendix IV.



                                  THE COMPANY
===============================================================================

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company), an Arkansas life insurance company organized in 1954. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                          VARIABLE ANNUITY ACCOUNT C
===============================================================================

      The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.

                               INVESTMENT OPTIONS
===============================================================================

THE FUNDS

      The Contract Holder (or you, if allowed by the Contract Holder) may allocate Purchase Payments to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that may be selected at any one time is limited to 18. Each Subaccount selected, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account counts as one option, even if you no longer have accounts allocated to that option.

      The Contract Holder may decide to offer only a select number of Funds as funding options under its Plan, or may decide to change which Funds it offers. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and to compliance with regulatory requirements. The availability of the Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


--------------------------------------------------------------------------------

[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund,
         Inc.) seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent VP (formerly Aetna
         Ascent Variable Portfolio) seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads VP (formerly Aetna
         Crossroads Variable Portfolio) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy VP (formerly Aetna
         Legacy Variable Portfolio) seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Growth VP (formerly Aetna
         Variable Growth Portfolio) seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities rated lower than BBB-by Standard & Poor's Corporation or lower than Baa3 by Moody's Investor Service, Inc.

[bullet] Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP
         (formerly Aetna Variable Index Plus Portfolio) seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 400.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P Small Cap 600 Index (S&P 600), a stock market index composed of 600 common stocks selected by Standard & Poor's Corporation.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Small Company VP (formerly Aetna
         Variable Small Company Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

[bullet] Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP (formerly
         Aetna Variable Capital Appreciation Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

--------------------------------------------------------------------------------

[bullet] Calvert Social Balanced Portfolio (formerly Calvert Responsibly
         Invested Portfolio) is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund-- Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing in foreign securities (at least 65% of the Fund's total assets in securities of foreign issuers). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies whose value the investment adviser believes is not fully recognized by the public.(3)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P Midcap 400 Index, which as of December 31, 1997 included companies with capitalizations between approximately $213 million and $13.7 billion, but which is expected to change on a regular basis.(4)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth consistent with the preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities selected primarily for their income potential.(4)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g. junk bonds). (4)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(4)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital, primarily through investments in common stocks of foreign and domestic issuers.(4)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities, or supply goods and services to such companies.

               This Fund is only available for investment by Participants who established an Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).(5)

[bullet] Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be

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                                       3
         speculative. Current income is not an objective. These securities may be considered to be speculative.(6)

[bullet] Oppenheimer Strategic Bond seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities") and
         (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(6)

[bullet] Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(7a)

[bullet] Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income. (7a)

[bullet] Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(7a)

[bullet] Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(7b)

[bullet] Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.(7c)

Investment Advisers for each of the Funds:

(1) Aeltus Investment Management, Inc.
(2) Calvert Asset Management Company, Inc.
(3) Fidelity Management & Research Company
(4) Janus Capital Corporation
(5) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (subadviser)
(6) OppenheimerFunds, Inc.

(7) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.


--------------------------------------------------------------------------------

CREDITED INTEREST OPTIONS

      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below. (The Contract Holder may elect not to offer all Credited Interest Options under its Plan.)

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied.
         (See Appendix I.)

[bullet] The Fixed Account is a part of the Company's general account. The Fixed
         Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)


[bullet] The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)

                                   PURCHASE
===============================================================================

CONTRACT AVAILABILITY

      The Contracts are designed for Plans established by organizations for their deferred compensation plans under Section 457 of the Code. The Contract is generally owned by the employer, and an Account is established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period. A Participant's record under the Contract is known as his or her "Account."

      Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act"), all amounts of compensation deferred under Plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of benefits under the Plan), subject only to the claims of the employer's general creditors. Under the Small Business Act, Plans are required to hold all assets and income in trust (or a custodial account or annuity contract) for the exclusive benefit of participants and their beneficiaries. Plans that were in existence on August 20, 1996 are allowed until January 1, 1999 to meet this requirement. Until such time as a Plan meets the Small Business Act's trust requirement the Contract will be part of the employer's general assets, subject to the claims of its general creditors, and benefits available to you will be backed only by the general assets of the employer. Some of the options and elections available under the Contract may not be available to you under the provisions of your Plan. Contact your employer for information regarding your Plan.

CONTRACT PURCHASE

      Eligible organizations may acquire a Contract by submitting an application to the Company. Once we approve the application, a group Contract is issued to the employer as the Contract Holder. The Company will establish an Account for a Participant upon receipt of an enrollment form.

      The Company must accept or reject an application or enrollment form within two business days of receipt. If a form is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods pending acceptance of the forms only with the consent of the Participant, or under certain circumstances described below, with the consent of the Contract Holder. Under limited circumstances the Company may agree, with respect to a particular Plan, to hold Purchase Payments longer than the five business days based on the consent of the group Contract Holder, in which case the Purchase Payments will be deposited in the Aetna Money Market VP Subaccount until the forms are completed.

PURCHASE PAYMENTS

      Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase


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                                       5

Payment Accounts." Installment Purchase Payments must be at least $50 per month ($600 annually) per Participant. No payment may be less than $25. Lump-sum transfers of amounts accumulated under a pre-existing plan may be placed in "Single Purchase Payment Accounts" in accordance with the Company's procedures and minimums in effect at the time of purchase. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder (or you, if authorized by the Contract Holder) on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.")

RIGHT TO CANCEL

      The Contract Holder may cancel participation under the Contract without penalty by returning it to the Company with a written notice of cancellation. In most states, Contract Holders have ten days to exercise this right; some states allow a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

TRANSFER CREDITS

      The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit will equal a percentage of the transferred assets applied to the Contract that remain in the Contract after a specified period of time. Once a transfer credit is applied to the Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.


                            CHARGES AND DEDUCTIONS
===============================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 0.95% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and expense risks under the Contract. During the Annuity Period, the deduction for the mortality and expense risks is equivalent to 1.25% per year. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expense relating to the Contracts and as a source of profit for the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative charge compensates the Company for administrative expenses incurred in administering the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is


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                                       6
currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

DEFERRED SALES CHARGE

      Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts, the Fixed Account or the Guaranteed Accumulation Account. No deferred sales charge is deducted from amounts withdrawn from the Fixed Plus Account.

      For Installment Purchase Payment Accounts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Accounts, it is based on the number of Account Years that have elapsed since the Account's effective date. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:

      INSTALLMENT PURCHASE PAYMENT ACCOUNTS:
-----------------------------------------------

 Purchase Payment                Deferred Sales
Periods Completed              Charge Deduction
-----------------              -----------------
 Less than 5                          5%
 5 or more but less than 7            4%
 7 or more but less than 9            3%
 9 or more but less than 10           2%
 more than 10                         0%
-----------------------------------------------

       SINGLE PURCHASE PAYMENT ACCOUNTS:
-----------------------------------------------

Account Years                   Deferred Sales
 Completed                    Charge Deduction
----------------------------- -----------------
 Less than 5                          5%
 5 or more but less than 6            4%
 6 or more but less than 7            3%
 7 or more but less than 8            2%
 8 or more but less than 9            1%
 9 or more                            0%
-----------------------------------------------

      If you transfer the total account value under another deferred compensation annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as the former contract for purposes of calculating the applicable deferred sales charge under this Contract.

      A deferred sales charge will not be deducted from any portion of the Account Value which is:

[bullet] applied to provide Annuity benefits;

[bullet] withdrawn on or after the tenth anniversary of the effective date of the Account;

[bullet] withdrawn due to a hardship resulting from an unforeseeable emergency, as specified in the Code;

[bullet] paid due to your death before Annuity payments begin;

[bullet] withdrawn due to the election of an Additional Withdrawal Option (see
         "Systematic Distribution Options");

[bullet] paid where the Account Value is $3,500 or less and no amount has been withdrawn or used to purchase Annuity benefits during the prior 12 months;

[bullet] withdrawn due to the Participant's separation from service with the employer (the Contract Holder must submit documentation satisfactory to the Company confirming that the Participant is no longer providing services to the employer); or

[bullet] withdrawn from an Installment Purchase Payment Account by a Participant who is at least age 591/2 and who has completed nine Purchase Payment Periods.

      The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract; the difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charge described above.

      Reduction or Elimination of the Deferred Sales Charge. For a particular Plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

[bullet] the number of participants under the Plan;

[bullet] the expected level of assets or cash flow under the Plan;

[bullet] the level of agent involvement in sales activities;


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                                       7

[bullet] the level of our sales-related expenses;

[bullet] the specific distribution provisions under the Plan;

[bullet] the Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

[bullet] the level of employer involvement in determining eligibility for distributions under the Contract; and

[bullet] our assessment of financial risk to the Company relating to surrenders.

      Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.

      We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account, please call the number listed under the "Inquiries" section of the Prospectus Summary.

      We will make any reduction in deferred sales charge according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are illustrated in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

      Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4% The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets.

                              CONTRACT VALUATION
===============================================================================

ACCOUNT VALUE

      Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative expense charge (if any).

      Initial Purchase Payments will be credited to your Contract at the AUV next computed following our acceptance of the application or enrollment form, as described under "Purchase--Contract Purchase." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

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                                       8

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccount's Accumulation and Annuity Units the preceding Valuation Date;

      (e) minus, a daily charge at the annual effective rate of 0.95% for mortality and expense risks during the Accumulation Period and 1.25% for mortality and expense risks during the Annuity Period, and up to 0.25% as an administrative expense charge.

      The net investment rate may be either positive or negative.

                                   TRANSFERS
===============================================================================

      At any time prior to the Annuity Date, the Contract Holder, or you (if permitted by the Contract Holder), can transfer amounts held under the Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. (See "Telephone Transfers" below). All transfers must be in accordance with the terms of the Contract and your Plan, as applicable. (See "Investment Options--The Funds.")

      The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The transfer amount may not be less than $500. The total number of investment options in which you may invest at any one time is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are available during the Annuity Period except for Plans that have not had their Contracts endorsed to include additional Annuity Options. (See "Annuity Period--Annuity Options.")

TELEPHONE TRANSFERS

      Subject to the Contract Holder's approval, you automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone. The procedures include requiring the use of a personal identification number (PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record all calls on the 800 line. Note : all Account information and transactions permitted are subject to the terms of the Plan(s).

DOLLAR COST AVERAGING PROGRAM

      You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. There is no additional charge for the Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary, which describes how you can obtain further information. Effective May 1, 1998, dollar cost averaging is not permitted into the Lexington Natural Resources Trust Subaccount.

--------------------------------------------------------------------------------
                                       9

                                  WITHDRAWALS
===============================================================================

      Subject to the limitations on withdrawals from the Fixed Plus Account, the Contract Holder may withdraw all or a portion of the Account Value at any time during the Accumulation Period. To request a withdrawal, the Contract Holder, on your behalf, must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Under Section 457, pay-out elections may not be changed once payments have commenced.

      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of the Contract or an Account: The amount paid upon a full withdrawal will be the Account Value(s) allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge, plus the amount available for withdrawal from the Fixed Plus Account (see Appendix III).

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value(s) requested minus any applicable deferred sales charge; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

[bullet] Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

      For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless otherwise requested in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.


--------------------------------------------------------------------------------
                                       10

                        SYSTEMATIC DISTRIBUTION OPTION
===============================================================================

      The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Systematic Distribution Options"). To exercise these options, the Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

      The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from the Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2 or retirement, if later, and pays you that amount once a year. (See "Tax Status.")

      Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

      If you select one of the Systematic Distribution Options, your Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. The Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once elected, an Additional Withdrawal Option may be revoked by the Contract Holder at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked, it may not be elected again, nor may any other Systematic Distribution Option be elected. To determine whether the Systematic Distribution Options are available under your Plan, and to assess the terms and conditions that may apply, you should check with your employer. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options at any time, and/or to change the terms of future elections.

                   DEATH BENEFIT DURING ACCUMULATION PERIOD
===============================================================================

      The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Contract Beneficiary:

[bullet] in a lump sum;

[bullet] in accordance with any of the Annuity Options available under the Contract; or

[bullet] under any Systematic Distribution Options available under the Contract
         (if the Plan Beneficiary is your spouse).

      The Contract Holder, on behalf of a Plan Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Account Value invested in the Contract; or

[bullet] to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.


--------------------------------------------------------------------------------

      When paying the Contract Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Contract Holder, or to the Plan Beneficiary, if requested by the Contract Holder, within seven days after we receive proof of death.

      The Code requires that distribution of death proceeds begin within a certain period of time. Generally, if your Plan Beneficiary is not your spouse, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Plan Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life of the Plan Beneficiary or any period certain greater than the Plan Beneficiary's life expectancy not to exceed 15 years for a non-spousal Beneficiary).

      If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties.

      Regardless of the method of payment, death benefit proceeds will generally be taxed to the Plan Beneficiary in the same manner as if you had received those payments. (See "Tax Status.") Also, for 457 Plans, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

                                ANNUITY PERIOD
===============================================================================

ANNUITY PERIOD ELECTIONS

      For the types of Contracts described in this prospectus the Code requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2 or retires, if later. In addition, distributions must be in a form\ and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.")

      At least 30 days prior to the Annuity Date, the Contract Holder must notify us in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;

[bullet] the Annuity Option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). The investment option(s) available may vary by Plan.

      Annuity payments will not begin until an Annuity Option has been selected. Until a date and option are elected, the Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed. Transfers may be made among investment option(s) during the Annuity Period, except for those Plans that have not had their Contracts endorsed to include additional Annuity Options. (See "Annuity Options," below.) During the Annuity Period, the maximum number of allowable transfers is four.

ANNUITY OPTIONS

      The Contract Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments-- An annuity with payments guaranteed for 5-30 years, or such other periods as the Company may make available at the time of annuitization.

[bullet] *Option 3--Life Annuity with Cash Refund Feature-- An Annuity with a cash refund feature. If the Annuitant dies, the beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to this feature.

--------------------------------------------------------------------------------
                                       12

[bullet] Option 4--Life Income Based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Income Based Upon the Lives of Two Payees--An annuity with payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

[bullet] *Option 6--Life Income Based Upon Lives of Two Payees with Cash Refund
         Feature--An annuity with 100% of the payment to continue after the first death with a cash refund feature. If the Annuitant and joint Annuitant die, the beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to this feature.

      If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive another form of benefit.

      * These options are available only to those Plans that have had their Contracts endorsed to include such additional options.

Nonlifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period-- payments will continue for a specified period of time, as provided for under your Contract.

      If a nonlifetime option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before a minimum number of years of payments (as specified in the Contract) have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.")

      We may also offer additional Annuity Options under the Contract from time to time.

ANNUITY PAYMENTS

      Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on the Account Value, how it is allocated between fixed and variable payouts and the Annuity Option chosen. No election may be made that would result in the first Annuity payment of less than the minimum stated in your Contract. If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

      If a Participant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected.

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                                       13

If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.

      If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Contract Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Contract Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

      If the Participant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Plan Beneficiary at least as rapidly as under the original method of distribution and in substantially nonincreasing amounts.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.

                                  TAX STATUS
===============================================================================

INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or beneficiary may depend upon the tax status of the individual concerned. Moreover, no attempt has been made to consider any applicable state or other tax laws. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction.

TAXATION OF THE COMPANY
      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

      In General: The Contract is designed for use with Section 457 plans. The tax rules applicable to retirement plans vary according to the terms and conditions of the plan.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible


--------------------------------------------------------------------------------
                                       14
for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws and should consult their legal counsel and tax advisor regarding the suitability of the Contract.

      Minimum Distribution Requirements: The Code has required distribution rules for Section 457 Plans. Distributions must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later.

      In general, annuity payments must be distributed over your life or the joint lives of you and your Plan Beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary. Also, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

      If you die after the required minimum distribution has commenced, distributions to your Plan Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Plan Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. The rules are complex and you should consult your tax advisor before electing the method of calculation to satisfy the minimum distribution requirements.

      If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the Plan Beneficiary or over a period not extending beyond the life expectancy of the Plan Beneficiary (not to exceed 15 years for a non-spousal beneficiary), provided the distribution begins by December 31 of the calendar year following the calendar year of your death. If the Beneficiary is your spouse, distributions must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the calendar year in which you would have attained age 70-1/2.
      If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

      Section 457 Plans: Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act"), all compensation deferred under the plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of benefits) subject only to the claims of the employer's general creditors. For that reason, depending on the terms of the particular plan, the employer may have been entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

      Under the Small Business Act, plans maintained by State or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates will be required to hold all assets and income of the Plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting the new requirement, custodial accounts and annuity contracts are treated as trusts. State and local government plans that were in existence on August 20, 1996 are allowed a transition period that ends January 1, 1999 to comply with the new requirement. In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. This includes payments for death benefits, periodic and nonperiodic distributions. Also, all amounts, except death benefit proceeds, are subject to federal income tax withholding as wages. If we make payments directly to a Participant


--------------------------------------------------------------------------------
on behalf of the employer as Contract Holder, we will withhold federal taxes (and state taxes, if applicable).

      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33-1/3% of your includible compensation (25% of gross compensation).

                                 MISCELLANEOUS
===============================================================================

VOTING RIGHTS

      Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

      The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

      Each Contract Holder will receive a notice of each meeting of shareholders of that Fund, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct us will be cast by us in the same proportion as the votes for which we have received directions.

MODIFICATION OF THE CONTRACT

      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to the Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change with respect to new Participants, no new Participants will be covered under the Contract and we reserve the right to discontinue accepting Purchase Payments to existing Accounts. By mutual consent, the Company and Contract Holder may also agree to make changes to the Contract that would apply to existing Participants. Certain changes to the Contract will require the approval of appropriate state or federal regulatory authorities.

DISTRIBUTION

      The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

      Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. That percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more


--------------------------------------------------------------------------------
                                       16
profitable to the Company. The Company may also reimburse the Distributor for certain actual expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

      Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than the full period). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, the administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a monthly, quarterly, year-to-date and three-year periods.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the SAI.

TRANSFER OF OWNERSHIP; ASSIGNMENT

      Unless contrary to applicable law, assignment of the Contract or Account is prohibited.

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

YEAR 2000
      As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

--------------------------------------------------------------------------------
                                       17

      The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these third parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.


--------------------------------------------------------------------------------

                                CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
===============================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

       General Information and History

       Variable Annuity Account C

       Offering and Purchase of Contracts

       Performance Data

        General

        Average Annual Total Return Quotations

       Annuity Payments

       Dollar Cost Averaging

       Sales Material and Advertising

       Independent Auditors

       Financial Statements of the Separate Account

       Financial Statements of the Company

--------------------------------------------------------------------------------

                                  APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
===============================================================================
     This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

     The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period. Amounts allocated to GAA are held by the Company as described in the GAA prospectus.GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

     Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount paid into GAA.

     As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax liability, and a maintenance fee.

     By notifying us at our Home Office at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one classification to available Guaranteed Terms of another classification. We will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA.


--------------------------------------------------------------------------------
                                       20

                                  APPENDIX II
                                 FIXED ACCOUNT
===============================================================================

     The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. (See "Charges and Deductions--Deferred Sales Charge.")

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.


--------------------------------------------------------------------------------

                                 APPENDIX III
                              FIXED PLUS ACCOUNT
===============================================================================

     The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding the Fixed Plus Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

FIXED PLUS ACCOUNT

     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in the Contract. We may credit a higher interest rate from time to time. Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate. For Contracts issued to the State of Mississippi Deferred Compensation Plan, for a period of time not to exceed two years, or until full reimbursement is obtained if less than two years, the interest rate credited on the Fixed Plus Account will be reduced by an amount equal to approximately .001% to reimburse the State for costs associated with the evaluation of the Plan.

     Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

     We reserve the right to limit Net Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Option.

     The 20% limit is waived if the partial withdrawal is due to annuitization, death, unforeseeable emergency (when the conditions specified under (d) below are met), or separation from service (when the conditions specified under (e) below are met). For this waiver to apply, any such partial withdrawal must also be made pro rata from all funding options used under the Account.

     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account in five annual payments that will be equal to:

1. One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months;

2. One-fourth of the remaining Fixed Plus Account value twelve months later;

3. One-third of the remaining Fixed Plus Account value twelve months later;

4. One-half of the remaining Fixed Plus Account value twelve months later; and

5. The balance of the Fixed Plus Account value twelve months later.

--------------------------------------------------------------------------------

     Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account.

     A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period.

     We will waive the Fixed Plus Account full withdrawal provision, if the withdrawal is made:

   (a) due to your death, before Annuity payments begin;

   (b) due to the election of an Annuity option;

   (c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months);

   (d) due to hardship from an unforeseeable emergency, as defined by the Code, if the following conditions are met:

       (1) the hardship is certified by the employer;

       (2) the amount is paid directly to you or is paid to the employer for purposes of annuitization under the State of Mississippi Deferred Compensation Plan; and

       (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period or,

   (e) due to your separation from service with the employer provided that:

       (1) the employer certifies that you have separated from service;

       (2) the amount withdrawn is paid directly to you; and

       (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

TRANSFERS AMONG INVESTMENT OPTIONS

     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any of the Systematic Distribution Options. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period, to provide variable Annuity payments.

SWO

     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12-month period.


--------------------------------------------------------------------------------

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION

   (Selected data for accumulation units outstanding throughout each period)

===============================================================================

TABLE I--For Plans That Became Covered Under this Prospectus on January 15,
                                     1996


The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period.



                                         1997             1996             1995                 1994
                                 ------------------- ------------- ------------------- ----------------------
AETNA ASCENT VP
Value at beginning of period           $13.063          $10.673          $10.000(2)
Value at end of period                 $15.514          $13.063          $10.673
Increase (decrease) in value of
 accumulation unit(1)                    18.76%           22.39%            6.73%
Number of accumulation units
 outstanding at end of period           65,940           22,888          393,053
AETNA BALANCED VP, INC.
Value at beginning of period           $15.596          $13.673          $10.868               $11.057
Value at end of period                 $18.922          $15.596          $13.673               $10.868
Increase (decrease) in value of
 accumulation unit(1)                    21.33%           14.06%           25.81%               (1.71)%
Number of accumulation units
 outstanding at end of period          776,268          768,178       38,152,395            23,139,604
AETNA BOND VP
Value at beginning of period           $12.413          $12.098          $10.360               $10.905
Value at end of period                 $13.316          $12.413          $12.098               $10.360
Increase (decrease) in value of
 accumulation unit(1)                     7.28%            2.60%           16.78%                (5.00)%
Number of accumulation units
 outstanding at end of period          328,774          354,731       21,379,976            11,713,354
AETNA CROSSROADS VP
Value at beginning of period           $12.486          $10.612          $10.000(2)
Value at end of period                 $14.541          $12.486          $10.612
Increase (decrease) in value of
 accumulation unit(1)                    16.46%           17.66%            6.12%
Number of accumulation units
 outstanding at end of period           71,276           35,151          294,673
AETNA GROWTH VP
Value at beginning of period           $12.787
Value at end of period                 $13.202
Increase (decrease) in value of
 accumulation unit(1)                     3.25%(6)
Number of accumulation units
 outstanding at end of period            6,619
AETNA GROWTH AND INCOME VP
Value at beginning of period           $17.352          $14.077          $10.778               $11.020
Value at end of period                 $22.325          $17.352          $14.077               $10.778
Increase (decrease) in value of
 accumulation unit(1)                    28.66%           23.26%           30.61%                (2.20)%
Number of accumulation units
 outstanding at end of period        5,232,193        4,796,196      188,964,022           114,733,035



                                        1993             1992              1991              1990             1989
                                 ----------------- ---------------- ----------------- ----------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period           $10.189          $12.736          $10.896            $10.437           $10.000(4)
Value at end of period                 $11.057          $10.189(3)       $12.736            $10.896           $10.437
Increase (decrease) in value of
 accumulation unit(1)                     8.52%                (3)         16.89%              4.40%             4.37%
Number of accumulation units
 outstanding at end of period       11,368,365           11,508       22,898,099         17,078,985         9,535,986
AETNA BOND VP
Value at beginning of period           $10.068          $36.789          $31.192            $28.943           $25.574
Value at end of period                 $10.905          $10.068(5)       $36.789            $31.192           $28.943
Increase (decrease) in value of
 accumulation unit(1)                     8.31%                (5)         17.94%              7.77%           13.17%
Number of accumulation units
 outstanding at end of period        4,084,142            3,870        7,844,412          6,984,793         6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period           $10.454          $97.165          $77.845            $76.311           $59.871
Value at end of period                 $11.020          $10.454(7)       $97.165            $77.845           $76.311
Increase (decrease) in value of
 accumulation unit(1)                     5.41%                (7)         24.82%              2.01%            27.46%
Number of accumulation units
 outstanding at end of period       44,166,470           21,250       20,948,226         18,362,906        17,142,820



                                       1988
                                 ---------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BOND VP
Value at beginning of period         $24.061
Value at end of period               $25.574
Increase (decrease) in value of
 accumulation unit(1)                   6.29%
Number of accumulation units
 outstanding at end of period      5,955,293
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period         $52.885
Value at end of period               $59.871
Increase (decrease) in value of
 accumulation unit(1)                  13.21%
Number of accumulation units
 outstanding at end of period     16,455,396

--------------------------------------------------------------------------------

================================================================================

                                          1997                 1996                1995              1994
                                 --------------------- ------------------- ------------------- ----------------
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period            $10.934              $10.000(8)
Value at end of period                  $14.500              $10.934
Increase (decrease) in value of
 accumulation unit(1)                     32.62%                9.34%(8)
Number of accumulation units
 outstanding at end of period           159,318               27,436
AETNA LEGACY VP
Value at beginning of period            $11.965              $10.580             $10.000(2)
Value at end of period                  $13.571              $11.965             $10.580
Increase (decrease) in value of
 accumulation unit(1)                     13.42%               13.09%               5.80%
Number of accumulation units
 outstanding at end of period            38,899               13,861             143,637
AETNA MONEY MARKET VP
Value at beginning of period            $11.506              $11.026             $10.528           $10.241
Value at end of period                  $12.022              $11.506             $11.026           $10.528
Increase (decrease) in value of
 accumulation unit(1)                      4.48%                4.36%               4.73%             2.80%
Number of accumulation units
 outstanding at end of period           262,519              228,698          12,999,680         7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period            $13.119
Value at end of period                  $13.684
Increase (decrease) in value of
 accumulation unit(1)                      4.31%(6)
Number of accumulation units
 outstanding at end of period             1,098
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $13.087
Value at end of period                  $13.290
Increase (decrease) in value of
 accumulation unit(1)                      1.94%(10)
Number of accumulation units
 outstanding at end of period             3,417
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period            $15.088              $13.527             $10.554           $11.036
Value at end of period                  $17.946              $15.088             $13.527           $10.554
Increase (decrease) in value of
 accumulation unit(1)                     18.94%               11.54%              28.17%            (4.37)%
Number of accumulation units
 outstanding at end of period            66,428               57,557             966,098           521,141
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period            $12.554              $11.092             $10.000(2)
Value at end of period                  $15.931              $12.554             $11.092
Increase (decrease) in value of
 accumulation unit(1)                     26.90%               13.18%              10.92%
Number of accumulation units
 outstanding at end of period           196,921              116,432           1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $11.435              $10.066             $10.000(2)
Value at end of period                  $13.987              $11.435             $10.066
Increase (decrease) in value of
 accumulation unit(1)                     22.31%               13.60%               0.66%
Number of accumulation units
 outstanding at end of period           181,487              112,748           1,833,794
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $11.169               $9.961             $10.000(2)
Value at end of period                  $12.342              $11.169              $9.961
Increase (decrease) in value of
 accumulation unit(1)                     10.50%               12.13%              (0.39)%
Number of accumulation units
 outstanding at end of period            22,047               10,848             196,090



                                       1993              1992             1991            1990           1989           1988
                                 ---------------- ------------------ -------------- --------------- -------------- --------------
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period         $10.048           $33.812          $32.138         $30.012        $27.783         $26.171
Value at end of period               $10.241           $10.048(9)       $33.812         $32.138        $30.012         $27.783
Increase (decrease) in value of
 accumulation unit(1)                   1.92%                 (9)          5.21%           7.08%          8.02%           6.16%
Number of accumulation units
 outstanding at end of period      2,766,044               825        8,430,082      10,220,110      8,286,033       8,154,644
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period         $10.278           $10.000(11)
Value at end of period               $11.036           $10.278
Increase (decrease) in value of
 accumulation unit(1)                   7.37%             2.78%
Number of accumulation units
 outstanding at end of period        144,168             2,556
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period


--------------------------------------------------------------------------------

===============================================================================


                                         1997              1996            1995
                                 -------------------- ------------- -----------------
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period           $12.491           $10.397          $10.000(2)
Value at end of period                 $15.360           $12.491          $10.397
Increase (decrease) in value of
 accumulation unit(1)                    22.97%            20.14%            3.97%
Number of accumulation units
 outstanding at end of period          171,832            92,021        2,116,732
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period           $14.243           $13.322          $10.581
Value at end of period                 $15.895           $14.243          $13.322
Increase (decrease) in value of
 accumulation unit(1)                    11.60%             6.91%           25.91%
Number of accumulation units
 outstanding at end of period          253,316           226,504        4,887,060
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period           $12.485           $10.850          $10.000(2)
Value at end of period                 $15.100           $12.485          $10.850
Increase (decrease) in value of
 accumulation unit(1)                    20.95%            15.07%            8.50%
Number of accumulation units
 outstanding at end of period           45,503            29,442           93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period           $13.060           $12.077           $9.873
Value at end of period                 $14.458           $13.060          $12.077
Increase (decrease) in value of
 accumulation unit(1)                    10.70%             8.14%           22.33%
Number of accumulation units
 outstanding at end of period           13,925             6,607          315,361
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $12.753           $10.870          $10.000(2)
Value at end of period                 $15.505           $12.753          $10.870
Increase (decrease) in value of
 accumulation unit(1)                    21.59%            17.31%            8.70%
Number of accumulation units
 outstanding at end of period           83,855            51,761          259,196
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period           $13.900           $10.877          $10.000(2)
Value at end of period                 $16.819           $13.900          $10.877
Increase (decrease) in value of
 accumulation unit(1)                    21.00%            27.80%            8.77%
Number of accumulation units
 outstanding at end of period          511,940           212,494        1,036,040
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period           $14.729           $11.720          $10.154
Value at end of period                 $15.633           $14.729          $11.720
Increase (decrease) in value of
 accumulation unit(1)                     6.14%            25.67%           15.42%
Number of accumulation units
 outstanding at end of period           73,258            42,174          711,892
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period           $15.199
Value at end of period                 $15.015
Increase (decrease) in value of
 accumulation unit(1)                    (1.21)%(13)
Number of accumulation units
 outstanding at end of period          573,528
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period           $14.147
Value at end of period                 $13.877
Increase (decrease) in value of
 accumulation unit(1)                    (1.90)%(13)
Number of accumulation units
 outstanding at end of period          418,965

                                        1994             1993            1992
                                 ------------------ ------------- ------------------
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                $10.581
Increase (decrease) in value of
 accumulation unit(1)                    5.81%
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                 $9.873
Increase (decrease) in value of
 accumulation unit(1)                   (1.27)%
Number of accumulation units
 outstanding at end of period          28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period          $10.877           $9.832         $10.000(11)
Value at end of period                $10.154          $10.877          $9.832
Increase (decrease) in value of
 accumulation unit(1)                   (6.65)%          10.63%          (1.68)%
Number of accumulation units
 outstanding at end of period         703,676          135,614             561
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

===============================================================================


                                            1997            1996     1995     1994     1993     1992
                                   ---------------------   ------   ------   ------   ------   ------
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period              $19.123
Value at end of period                    $19.405
Increase (decrease) in value of
 accumulation unit(1)                        1.47%(13)
Number of accumulation units
 outstanding at end of period             192,553
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period              $16.871
Value at end of period                    $17.087
Increase (decrease) in value of
 accumulation unit(1)                        1.28%(13)
Number of accumulation units
 outstanding at end of period             295,952
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period              $14.192
Value at end of period                    $14.485
Increase (decrease) in value of
 accumulation unit(1)                        2.07%(13)
Number of accumulation units
 outstanding at end of period             212,654

------------------
 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

 (2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

 (3) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

 (4) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

 (5) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

 (6) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.

 (7) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

 (8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during August 1996 when the portfolio became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

 (9) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

(10) Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.

(11) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

(12) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(13) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION

   (Selected data for accumulation units outstanding throughout each period)
===============================================================================

 TABLE II--For Plans That Became Covered Under this Prospectus on May 25, 1996


The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period.


                                         1997                1996                1995                  1994
                                 ------------------- ------------------- -------------------- ----------------------
AETNA ASCENT VP
Value at beginning of period           $13.049             $10.673             $10.000(2)
Value at end of period                 $15.497             $13.049             $10.673
Increase (decrease) in value of
 accumulation unit(1)                    18.76%              22.26%               6.73%
Number of accumulation units
 outstanding at end of period          178,233              35,180             393,053
AETNA BALANCED VP, INC.
Value at beginning of period           $15.579             $13.673             $10.868               $11.057
Value at end of period                 $18.901             $15.579             $13.673               $10.868
Increase (decrease) in value of
 accumulation unit(1)                    21.33%              13.94%              25.81%                (1.71)%
Number of accumulation units
 outstanding at end of period        1,511,041           1,528,051          38,152,395            23,139,604
AETNA BOND VP
Value at beginning of period           $12.399             $12.098             $10.360               $10.905
Value at end of period                 $13.301             $12.399             $12.098               $10.360
Increase (decrease) in value of
 accumulation unit(1)                     7.28%               2.48%              16.78%                (5.00)%
Number of accumulation units
 outstanding at end of period          463,068             493,485          21,379,976            11,713,354
AETNA CROSSROADS VP
Value at beginning of period           $12.473             $10.612             $10.000(2)
Value at end of period                 $14.526             $12.473             $10.612
Increase (decrease) in value of
 accumulation unit(1)                    16.46%              17.54%               6.12%
Number of accumulation units
 outstanding at end of period           99,660              28,829             294,673
AETNA GROWTH VP
Value at beginning of period           $12.975
Value at end of period                 $13.202
Increase (decrease) in value of
 accumulation unit(1)                     1.75%(6)
Number of accumulation units
 outstanding at end of period            4,360
AETNA GROWTH AND INCOME VP
Value at beginning of period           $17.333             $14.077             $10.778               $11.020
Value at end of period                 $22.301             $17.333             $14.077               $10.778
Increase (decrease) in value of
 accumulation unit(1)                    28.66%              23.13%              30.61%                (2.20)%
Number of accumulation units
 outstanding at end of period        7,667,724           7,250,286         188,964,022           114,733,035
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period           $10.934             $10.000(8)
Value at end of period                 $14.500             $10.934
Increase (decrease) in value of
 accumulation unit(1)                    32.62%               9.34%(8)
Number of accumulation units
 outstanding at end of period          190,348              28,473



                                        1993             1992              1991              1990             1989
                                 ----------------- ---------------- ----------------- ----------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period           $10.189         $12.736           $10.896           $10.437          $10.000(4)
Value at end of period                 $11.057         $10.189(3)        $12.736           $10.896          $10.437
Increase (decrease) in value of
 accumulation unit(1)                     8.52%               (3)          16.89%             4.40%            4.37%
Number of accumulation units
 outstanding at end of period       11,368,365          11,508        22,898,099        17,078,985        9,535,986
AETNA BOND VP
Value at beginning of period           $10.068         $36.789           $31.192           $28.943          $25.574
Value at end of period                 $10.905         $10.068(5)        $36.789           $31.192          $28.943
Increase (decrease) in value of
 accumulation unit(1)                     8.31%               (5)          17.94%             7.77%           13.17%
Number of accumulation units
 outstanding at end of period        4,084,142           3,870         7,844,412         6,984,793        6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period           $10.454         $97.165           $77.845           $76.311          $59.871
Value at end of period                 $11.020         $10.454(7)        $97.165           $77.845          $76.311
Increase (decrease) in value of
 accumulation unit(1)                     5.41%               (7)          24.82%             2.01%           27.46%
Number of accumulation units
 outstanding at end of period       44,166,470          21,250        20,948,226        18,362,906       17,142,820
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period



                                       1988
                                 ---------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BOND VP
Value at beginning of period          $24.061
Value at end of period                $25.574
Increase (decrease) in value of
 accumulation unit(1)                    6.29%
Number of accumulation units
 outstanding at end of period       5,955,293
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period          $52.885
Value at end of period                $59.871
Increase (decrease) in value of
 accumulation unit(1)                   13.21%
Number of accumulation units
 outstanding at end of period      16,455,396
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

===============================================================================

                                         1997             1996             1995              1994
                                 ------------------- ------------- ------------------- ----------------
AETNA LEGACY VP
Value at beginning of period           $11.953          $10.580          $10.000(2)
Value at end of period                 $13.557          $11.953          $10.580
Increase (decrease) in value of
 accumulation unit(1)                    13.42%           12.98%            5.80%
Number of accumulation units
 outstanding at end of period           58,121           15,755          143,637
AETNA MONEY MARKET VP
Value at beginning of period           $11.494          $11.026          $10.528           $10.241
Value at end of period                 $12.009          $11.494          $11.026           $10.528
Increase (decrease) in value of
 accumulation unit(1)                     4.48%            4.24%            4.73%             2.80%
Number of accumulation units
 outstanding at end of period          328,674          351,832       12,999,680         7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period           $13.248
Value at end of period                 $13.684
Increase (decrease) in value of
 accumulation unit(1)                     3.29%(6)
Number of accumulation units
 outstanding at end of period           12,603
AETNA VALUE OPPORTUNITY VP
Value at beginning of period           $13.093
Value at end of period                 $13.290
Increase (decrease) in value of
 accumulation unit(1)                     1.50%(6)
Number of accumulation units
 outstanding at end of period            8,131
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period           $15.071          $13.527          $10.554           $11.036
Value at end of period                 $17.926          $15.071          $13.527           $10.554
Increase (decrease) in value of
 accumulation unit(1)                    18.94%           11.42%           28.17%            (4.37)%
Number of accumulation units
 outstanding at end of period           40,783           35,511          966,098           521,141
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period           $12.541          $11.092          $10.000(2)
Value at end of period                 $15.914          $12.541          $11.092
Increase (decrease) in value of
 accumulation unit(1)                    26.90%          $13.06%           10.92%
Number of accumulation units
 outstanding at end of period          121,281           82,568        1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $11.423          $10.066          $10.000(2)
Value at end of period                 $13.972          $11.423          $10.066
Increase (decrease) in value of
 accumulation unit(1)                    22.31%           13.48%            0.66%
Number of accumulation units
 outstanding at end of period          176,877          135,704        1,833,794
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period           $11.157           $9.961          $10.000(2)
Value at end of period                 $12.328          $11.157           $9.961
Increase (decrease) in value of
 accumulation unit(1)                    10.50%           12.01%           (0.39)%
Number of accumulation units
 outstanding at end of period           40,516           29,108          196,090
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period           $12.477          $10.397          $10.000(2)
Value at end of period                 $15.343          $12.477          $10.397
Increase (decrease) in value of
 accumulation unit(1)                    22.97%           20.01%            3.97%
Number of accumulation units
 outstanding at end of period          320,226          175,463        2,116,732



                                       1993              1992             1991            1990           1989           1988
                                 ---------------- ------------------ -------------- --------------- -------------- --------------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period         $10.048           $33.812        $32.138         $30.012         $27.783        $26.171
Value at end of period               $10.241           $10.048(9)     $33.812         $32.138         $30.012        $27.783
Increase (decrease) in value of
 accumulation unit(1)                   1.92%                 (9)        5.21%           7.08%           8.02%          6.16%
Number of accumulation units
 outstanding at end of period      2,766,044               825      8,430,082      10,220,110       8,286,033      8,154,644
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period         $10.278           $10.000(10)
Value at end of period               $11.036           $10.278
Increase (decrease) in value of
 accumulation unit(1)                   7.37%             2.78%
Number of accumulation units
 outstanding at end of period        144,168             2,556
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period


--------------------------------------------------------------------------------

===============================================================================

                                         1997              1996           1995
                                 -------------------- ------------- ----------------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period           $14.227           $13.322        $10.581
Value at end of period                 $15.878           $14.227        $13.322
Increase (decrease) in value of
 accumulation unit(1)                    11.60%             6.80%         25.91%
Number of accumulation units
 outstanding at end of period          211,783           171,747      4,887,060
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period           $12.472           $10.850        $10.000(2)
Value at end of period                 $15.084           $12.472        $10.850
Increase (decrease) in value of
 accumulation unit(1)                    20.95%            14.94%          8.50%
Number of accumulation units
 outstanding at end of period           58,999            29,198         93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period           $13.046           $12.077         $9.873
Value at end of period                 $14.442           $13.046        $12.077
Increase (decrease) in value of
 accumulation unit(1)                    10.70%             8.02%         22.33%
Number of accumulation units
 outstanding at end of period           11,145             9,054        315,361
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $12.739           $10.870        $10.000(2)
Value at end of period                 $15.489           $12.739        $10.870
Increase (decrease) in value of
 accumulation unit(1)                    21.59%            17.19%          8.70%
Number of accumulation units
 outstanding at end of period           86,733            67,001        259,196
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period           $13.885           $10.877        $10.000(2)
Value at end of period                 $16.800           $13.885        $10.877
Increase (decrease) in value of
 accumulation unit(1)                    21.00%            27.66%          8.77%
Number of accumulation units
 outstanding at end of period          586,164           241,823      1,036,040
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period           $14.713           $11.720        $10.154
Value at end of period                 $15.616           $14.713        $11.720
Increase (decrease) in value of
 accumulation unit(1)                     6.14%            25.54%         15.42%
Number of accumulation units
 outstanding at end of period           72,475            43,665        711,892
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period           $15.183
Value at end of period                 $14.999
Increase (decrease) in value of
 accumulation unit(1)                    (1.21)%(12)
Number of accumulation units
 outstanding at end of period          586,517
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period           $14.131
Value at end of period                 $13.862
Increase (decrease) in value of
 accumulation unit(1)                    (1.90)%(12)
Number of accumulation units
 outstanding at end of period          317,033
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period           $19.102
Value at end of period                 $19.384
Increase (decrease) in value of
 accumulation unit(1)                     1.47%(12)
Number of accumulation units
 outstanding at end of period           84,592



                                        1994             1993            1992
                                 ------------------ ------------- ------------------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period           $10.000(11)
Value at end of period                 $10.581
Increase (decrease) in value of
 accumulation unit(1)                     5.81%
Number of accumulation units
 outstanding at end of period          753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period           $10.000(11)
Value at end of period                  $9.873
Increase (decrease) in value of
 accumulation unit(1)                    (1.27)%
Number of accumulation units
 outstanding at end of period           28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period           $10.877            $9.832        $10.000(10)
Value at end of period                 $10.154           $10.877         $9.832
Increase (decrease) in value of
 accumulation unit(1)                    (6.65)%           10.63%         (1.68)%
Number of accumulation units
 outstanding at end of period          703,676           135,614            561
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

===============================================================================

                                            1997
                                   ---------------------
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period           $16.853
Value at end of period                 $17.068
Increase (decrease) in value of
 accumulation unit(1)                     1.28%(12)
Number of accumulation units
 outstanding at end of period          273,402
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period           $14.176
Value at end of period                 $14.470
Increase (decrease) in value of
 accumulation unit(1)                     2.07%(12)
Number of accumulation units
 outstanding at end of period          227,469

------------------
 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

 (2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

 (3) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

 (4) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

 (5) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

 (6) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.

 (7) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

 (8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during August 1996 when the portfolio became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

 (9) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

(10) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

(11) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(12) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
   (Selected data for accumulation units outstanding throughout each period)
===============================================================================

TABLE III--For Plans That Became Covered Under this Prospectus on November 1,
                                     1996


     The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31,1997 are included in the Statement of Additional Information. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until November 1, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period.


                                         1997             1996           1995              1994               1993
                                 ------------------- ------------- ---------------- ------------------ -----------------
AETNA GROWTH AND INCOME VP
Value at beginning of period          $169.532         $137.869       $105.558          $107.925           $102.383
Value at end of period                $218.120         $169.532       $137.869          $105.558           $107.925
Increase (decrease) in value of
 accumulation unit(1)                    28.66%           22.97%         30.61%            (2.19)%             5.41%
Number of accumulation units
 outstanding at end of period                0          473,315      6,364,000        13,966,072         21,148,863
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period           $14.493
Value at end of period                 $14.444
Increase (decrease) in value of
 accumulation unit(1)                    (0.34)%(2)
Number of accumulation units
 outstanding at end of period           17,771
AETNA MONEY MARKET VP
Value at beginning of period           $39.548          $37.988        $36.271           $35.282            $34.619
Value at end of period                 $41.319          $39.548        $37.988           $36.271            $35.282
Increase (decrease) in value of
 accumulation unit(1)                     4.48%            4.11%          4.73%             2.80%              1.92%
Number of accumulation units
 outstanding at end of period                0           48,269      1,826,260         3,679,802          5,086,515



                                        1992             1991              1990              1989             1988
                                 ----------------- ---------------- ----------------- ----------------- ----------------
AETNA GROWTH AND INCOME VP
Value at beginning of period           $97.165          $77.845          $76.311           $59.871          $52.885
Value at end of period                $102.383          $97.165          $77.845           $76.311          $59.871
Increase (decrease) in value of
 accumulation unit(1)                     5.37%           24.82%            2.01%            27.46%           13.21%
Number of accumulation units
 outstanding at end of period       24,201,565       20,948,226       18,362,906        17,142,820       16,455,396
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period           $33.812          $32.138          $30.012           $27.783          $26.171
Value at end of period                 $34.619          $33.812          $32.138           $30.012          $27.783
Increase (decrease) in value of
 accumulation unit(1)                     2.39%            5.21%            7.08%             8.02%            6.16%
Number of accumulation units
 outstanding at end of period        7,534,662        8,430,082       10,220,110         8,286,033        8,154,644

------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.

--------------------------------------------------------------------------------

    (Selected data for accumulation units outstanding throughout each period)
===============================================================================

               TABLE IV--For Plans That Became Covered Under this
                    Prospectus on or after December 16, 1996


     The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information. For plans converted to this product on December 16, 1996, the Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period. The class of Accumulation Unit Value shown below will also be used for plans converted to this product after December 16, 1996 and for all new Contracts issued under this Prospectus; however, the Condensed Financial Information for periods prior to December 16, 1996 will not be applicable.


                                         1997             1996             1995                  1994
                                 ------------------- ------------- -------------------- ----------------------
AETNA ASCENT VP
Value at beginning of period           $13.027          $10.673          $10.000(2)
Value at end of period                 $15.471          $13.027          $10.673
Increase (decrease) in value of
 accumulation unit(1)                    18.76%           22.06%            6.73%
Number of accumulation units
 outstanding at end of period           86,255           32,497          393,053
AETNA BALANCED VP, INC.
Value at beginning of period           $15.553          $13.673          $10.868               $11.057
Value at end of period                 $18.870          $15.553          $13.673               $10.868
Increase (decrease) in value of
 accumulation unit(1)                    21.33%           13.75%           25.81%                (1.71)%
Number of accumulation units
 outstanding at end of period        1,144,876          270,688       38,152,395            23,139,604
AETNA BOND VP
Value at beginning of period           $12.379          $12.098          $10.360               $10.905
Value at end of period                 $13.279          $12.379          $12.098               $10.360
Increase (decrease) in value of
 accumulation unit(1)                     7.28%            2.31%           16.78%                (5.00)%
Number of accumulation units
 outstanding at end of period          553,279          159,594       21,379,976            11,713,354
AETNA CROSSROADS VP
Value at beginning of period           $12.452          $10.612          $10.000(2)
Value at end of period                 $14.501          $12.452          $10.612
Increase (decrease) in value of
 accumulation unit(1)                    16.46%           17.34%            6.12%
Number of accumulation units
 outstanding at end of period          101,836            9,415          294,673
AETNA GROWTH VP
Value at beginning of period           $12.912
Value at end of period                 $13.202
Increase (decrease) in value of
 accumulation unit(1)                     2.25%(6)
Number of accumulation units
 outstanding at end of period                7
AETNA GROWTH AND INCOME VP
Value at beginning of period           $17.304          $14.077          $10.778               $11.020
Value at end of period                 $22.264          $17.304          $14.077               $10.778
Increase (decrease) in value of
 accumulation unit(1)                    28.66%           22.92%           30.61%                (2.20)%
Number of accumulation units
 outstanding at end of period        8,238,898        3,033,655      188,964,022           114,733,035



                                        1993             1992              1991              1990             1989
                                 ----------------- ---------------- ----------------- ----------------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period           $10.189          $12.736          $10.896           $10.437          $10.000(4)
Value at end of period                 $11.057          $10.189(3)       $12.736           $10.896          $10.437
Increase (decrease) in value of
 accumulation unit(1)                     8.52%                (3)         16.89%             4.40%            4.37%
Number of accumulation units
 outstanding at end of period       11,368,365           11,508       22,898,099        17,078,985        9,535,986
AETNA BOND VP
Value at beginning of period           $10.068          $36.789          $31.192           $28.943          $25.574
Value at end of period                 $10.905          $10.068(5)       $36.789           $31.192          $28.943
Increase (decrease) in value of
 accumulation unit(1)                     8.31%                (5)         17.94%             7.77%           13.17%
Number of accumulation units
 outstanding at end of period        4,084,142            3,870        7,844,412         6,984,793        6,202,834
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period           $10.454          $97.165          $77.845           $76.311          $59.871
Value at end of period                 $11.020          $10.454(7)       $97.165           $77.845          $76.311
Increase (decrease) in value of
 accumulation unit(1)                     5.41%                (7)         24.82%             2.01%           27.46%
Number of accumulation units
 outstanding at end of period       44,166,470           21,250       20,948,226        18,362,906       17,142,820



                                       1988
                                 ---------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BOND VP
Value at beginning of period         $24.061
Value at end of period               $25.574
Increase (decrease) in value of
 accumulation unit(1)                   6.29%
Number of accumulation units
 outstanding at end of period      5,955,293
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period         $52.885
Value at end of period               $59.871
Increase (decrease) in value of
 accumulation unit(1)                  13.21%
Number of accumulation units
 outstanding at end of period     16,455,396

--------------------------------------------------------------------------------

===============================================================================

                                         1997               1996                1995               1994
                                 ------------------- ------------------ -------------------- ----------------
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period           $10.925            $11.038(8)
Value at end of period                 $14.489            $10.925
Increase (decrease) in value of
 accumulation unit(1)                    32.62%             (1.02)%(8)
Number of accumulation units
 outstanding at end of period          293,223             23,856
AETNA LEGACY VP
Value at beginning of period           $11.932            $10.580             $10.000(2)
Value at end of period                 $13.534            $11.932             $10.580
Increase (decrease) in value of
 accumulation unit(1)                    13.42%             12.78%               5.80%
Number of accumulation units
 outstanding at end of period           82,178              7,543             143,637
AETNA MONEY MARKET VP
Value at beginning of period           $11.475            $11.026             $10.528            $10.241
Value at end of period                 $11.989            $11.475             $11.026            $10.528
Increase (decrease) in value of
 accumulation unit(1)                     4.48%              4.07%               4.73%              2.80%
Number of accumulation units
 outstanding at end of period          477,490            179,361          12,999,680          7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period           $13.248
Value at end of period                 $13.684
Increase (decrease) in value of
 accumulation unit(1)                     3.29%(6)
Number of accumulation units
 outstanding at end of period            4,993
AETNA VALUE OPPORTUNITY VP
Value at beginning of period           $13.093
Value at end of period                 $13.290
Increase (decrease) in value of
 accumulation unit(1)                     1.50%(6)
Number of accumulation units
 outstanding at end of period            4,910
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period           $15.046            $13.527             $10.554            $11.036
Value at end of period                 $17.896            $15.046             $13.527            $10.554
Increase (decrease) in value of
 accumulation unit(1)                    18.94              11.23%              28.17%             (4.37)%
Number of accumulation units
 outstanding at end of period           62,328             21,317             966,098            521,141
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period           $12.520            $11.092             $10.000(2)
Value at end of period                 $15.887            $12.520             $11.092
Increase (decrease) in value of
 accumulation unit(1)                    26.90%             12.87%              10.92%
Number of accumulation units
 outstanding at end of period          114,725             27,814           1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $11.404            $10.066             $10.000(2)
Value at end of period                 $13.948            $11.404             $10.066
Increase (decrease) in value of
 accumulation unit(1)                    22.31%             13.29%               0.66%
Number of accumulation units
 outstanding at end of period          191,151             60,491           1,833,794
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period           $11.138             $9.961             $10.000(2)
Value at end of period                 $12.308            $11.138              $9.961
Increase (decrease) in value of
 accumulation unit(1)                    10.50%             11.82%              (0.39)%
Number of accumulation units
 outstanding at end of period           19,949              2,023             196,090



                                       1993              1992             1991            1990           1989           1988
                                 ---------------- ------------------ -------------- --------------- -------------- --------------
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period           $10.048            $33.812        $32.138        $30.012        $27.783        $26.171
Value at end of period                 $10.241            $10.048(9)     $33.812        $32.138        $30.012        $27.783
Increase (decrease) in value of
 accumulation unit(1)                     1.92%                  (9)        5.21%          7.08%          8.02%          6.16%
Number of accumulation units
 outstanding at end of period        2,766,044                825      8,430,082     10,220,110      8,286,033      8,154,644
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period           $10.278            $10.000(10)
Value at end of period                 $11.036            $10.278
Increase (decrease) in value of
 accumulation unit(1)                     7.37%              2.78%
Number of accumulation units
 outstanding at end of period          144,168              2,556
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period


--------------------------------------------------------------------------------

===============================================================================

                                         1997              1996            1995
                                 -------------------- ------------- ------------------
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period           $12.457           $10.397         $10.000(2)
Value at end of period                 $15.318           $12.457         $10.397
Increase (decrease) in value of
 accumulation unit(1)                    22.97%            19.81%           3.97%
Number of accumulation units
 outstanding at end of period          263,159            41,394       2,116,732
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period           $14.204           $13.322         $10.581
Value at end of period                 $15.851           $14.204         $13.322
Increase (decrease) in value of
 accumulation unit(1)                    11.60%             6.62%          25.91%
Number of accumulation units
 outstanding at end of period          294,623           122,154       4,887,060
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period           $12.451           $10.850         $10.000(2)
Value at end of period                 $15.059           $12.451         $10.850
Increase (decrease) in value of
 accumulation unit(1)                    20.95%            14.75%           8.50%
Number of accumulation units
 outstanding at end of period           78,052            12,340          93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period           $13.024           $12.077          $9.873
Value at end of period                 $14.418           $13.024         $12.077
Increase (decrease) in value of
 accumulation unit(1)                    10.70%             7.85%          22.33%
Number of accumulation units
 outstanding at end of period           13,587             3,861         315,361
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $12.718           $10.870         $10.000(2)
Value at end of period                 $15.463           $12.718         $10.870
Increase (decrease) in value of
 accumulation unit(1)                    21.59%            16.99%           8.70%
Number of accumulation units
 outstanding at end of period           93,386            29,696         259,196
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period           $13.862           $10.877         $10.000(2)
Value at end of period                 $16.773           $13.862         $10.877
Increase (decrease) in value of
 accumulation unit(1)                    21.00%            27.45%           8.77%
Number of accumulation units
 outstanding at end of period          538,281           124,749       1,036,040
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period           $14.688           $11.720         $10.154
Value at end of period                 $15.590           $14.688         $11.720
Increase (decrease) in value of
 accumulation unit(1)                     6.14%            25.33%          15.42%
Number of accumulation units
 outstanding at end of period          103,604            10,977         711,892
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period           $15.158
Value at end of period                 $14.974
Increase (decrease) in value of
 accumulation unit(1)                    (1.21)%(12)
Number of accumulation units
 outstanding at end of period          703,653
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period           $14.108
Value at end of period                 $13.839
Increase (decrease) in value of
 accumulation unit(1)                    (1.90)%(12)
Number of accumulation units
 outstanding at end of period          627,658



                                        1994             1993            1992         1991   1990   1989   1988
                                 ------------------ ------------- ------------------ ------ ------ ------ -----
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period          $10.000(11)
Value at end of period                $10.581
Increase (decrease) in value of
 accumulation unit(1)                    5.81%
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period          $10.000(11)
Value at end of period                 $9.873
Increase (decrease) in value of
 accumulation unit(1)                   (1.27)%
Number of accumulation units
 outstanding at end of period          28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period          $10.877           $9.832         $10.000(10)
Value at end of period                $10.154          $10.877          $9.832
Increase (decrease) in value of
 accumulation unit(1)                   (6.65)%          10.63%          (1.68)%
Number of accumulation units
 outstanding at end of period         703,676          135,614             561
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

===============================================================================

                                          1997          1996   1995   1994   1993   1992   1991   1990   1989   1988
                                 --------------------- ------ ------ ------ ------ ------ ------ ------ ------ -----
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period            $19.071
Value at end of period                  $19.352
Increase (decrease) in value of
 accumulation unit(1)                      1.47%(12)
Number of accumulation units
 outstanding at end of period           206,191
PORTFOLIO PARTNERS MFS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period            $16.825
Value at end of period                  $17.040
Increase (decrease) in value of
 accumulation unit(1)                      1.28%(12)
Number of accumulation units
 outstanding at end of period           457,354
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period            $14.153
Value at end of period                  $14.445
Increase (decrease) in value of
 accumulation unit(1)                      2.07%(12)
Number of accumulation units
 outstanding at end of period           200,374

------------------
 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

 (2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

 (3) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

 (4) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

 (5) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

 (6) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.

 (7) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

 (8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during December 1996 when the portfolio became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

 (9) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

(10) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

(11) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(12) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
--------------------------------------------------------------------------------

                         For Master Applications Only
I hereby acknowledge receipt of an Account C Group Deferred Variable Annuity prospectus dated May 1, 1998 for Section 457 Public Employer Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.


___ Please send an Account C Statement of Additional Information (Form No. SAI.88720-98) dated May 1, 1998.



--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE





--------------------------------------------------------------------------------
                                     DATE



PROS.88720-98



--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
-------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 1998

          Group Variable Annuity Contracts Available under Section 457

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1998.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                           Page
General Information and History.........................................    1
Variable Annuity Account C..............................................    1
Offering and Purchase of Contracts......................................    2
Performance Data........................................................    2
      General...........................................................    2
      Average Annual Total Return Quotations............................    3
Annuity Payments........................................................    8
Sales Material and Advertising..........................................    9
Independent Auditors....................................................    9
Financial Statements of the Separate Account............................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company........   F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company (ALIAC) had $40.7 billion invested through its products, including $22.3 billion in its separate accounts (of which the Company, or an affiliate oversees the management of $17.6 billion) and $1.3 billion in its mutual funds offered outside of its separate accounts. The Company, it ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1996. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:

o Aetna Ascent VP (formerly Aetna Ascent Variable Portfolio)                    o Fidelity VIP Equity-Income Portfolio
o Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers                   o Fidelity VIP Growth Portfolio
Fund, Inc.)
o Aetna Income Shares d/b/a Aetna Bond VP                                       o Fidelity VIP Overseas Portfolio
o Aetna Crossroads VP (formerly Aetna Crossroads Variable Portfolio)            o Fidelity VIP II Contrafund Portfolio
o Aetna Growth VP (formerly Aetna Variable Growth Portfolio)                    o Janus Aspen Aggressive Growth Portfolio
o Aetna Variable Fund d/b/a Aetna Growth and Income VP                          o Janus Aspen Balanced Portfolio
o Aetna High Yield VP                                                           o Janus Aspen Flexible Income Portfolio
o Aetna Index Plus Large Cap VP (formerly Aetna Variable Index Plus Portfolio)  o Janus Aspen Growth Portfolio Portfolio)
o Aetna Index Plus Mid Cap VP                                                   o Janus Aspen Worldwide Growth Portfolio
o Aetna Index Plus Small Cap VP                                                 o Lexington Natural Resources Trust*
o Aetna International VP                                                        o Oppenheimer Global Securities Fund
o Aetna Legacy VP (formerly Aetna Legacy Variable Portfolio)                    o Oppenheimer Strategic Bond Fund
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP                        o Portfolio Partners MFS Emerging Equities Portfolio
o Aetna Real Estate Securities VP                                               o Portfolio Partners MFS Research Growth Portfolio
o Aetna Small Company VP (formerly Aetna Variable Small Company Portfolio)      o Portfolio Partners MFS Value Equity Portfolio
o Aetna Value Opportunity VP (formerly Aetna Variable Capital                   o Portfolio Partners Scudder International Growth
Appreciation Portfolio)                                                         Portfolio
o Calvert Social Balanced Portfolio (formerly Calvert Responsibly Invested      o Portfolio Partners T. Rowe Price Growth Equity
Balanced Portfolio)                                                             Invested Portfolio

*This Fund is only available for investment by Participants who established an Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Account Values."

                                PERFORMANCE DATA
GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges as if the charge had been 0.95% during all periods shown, administrative expense charges, if applicable, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. (The mortality and expense risk charge will increase to 1.25% during the Annuity Period.) If you had invested in a Contract where the mortality and expense risk charge was reduced from 1.25% to 0.95%, your actual performance would have been lower than the figures shown. See the applicable Condensed Financial Information table in the prospectus for the actual increase or decrease in the value of an Accumulation Unit for those periods when the mortality and expense risk charge was 1.25%. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the Fund's inception date and/or the date contributions were first received in the Fund under the Separate Account.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables shown below represent the variations in contract payment type under different plans. They reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the Subaccounts. For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the Fund under the Separate Account. For non-standardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the Performance of the Portfolio Partners portfolio.

                                     TABLE A

-----------------------------------------------------------------------------------------------------------------------
                                                                                                               Date
                                                                                                          Contributions
                       Single Payment Account                                                                 First
                        ($0 Maintenance Fee)                               STANDARDIZED                      Received
                                                                                                            Under the
                                                                                                             Separate
                                                                                                             Account
-----------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                    1 Year      5 Years      10 Years   Inception*
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                            12.82%                                 17.45%       07/31/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                    15.26%       12.44%                    11.33%       04/03/89
-----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                            1.91%        5.06%        8.19%
-----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                        10.64%                                 14.99%       07/04/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                   13.25%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                              22.23%       15.64%       15.53%
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                              25.99%                                 26.76%       10/31/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                             7.75%                                 11.19%       07/31/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                (0.75%)       2.99%        4.95%
-----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                            14.83%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                        14.97%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                          13.00%       10.92%                    10.72%       05/31/89
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                       20.55%                                 19.78%       05/31/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              16.20%                                 18.70%       05/31/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                             4.98%                                  6.24%       05/31/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                       16.82%                                 21.69%       05/31/95
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                     6.02%                                 17.44%       06/30/94
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                             14.90%                                 16.57%       06/30/95
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                       5.17%                                 10.72%       10/31/94
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                               15.51%                                 18.86%       06/30/95
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                     14.95%                                 25.09%       05/31/95
-----------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                           0.83%        8.83%                     7.98%       10/14/91
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                (6.15%)      11/28/97
-----------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS
Emerging Equities(3)                                        2.79%                                  9.42%       09/30/93
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                  (6.81%)      11/28/97
-----------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(3)                            (8.68%)       3.97%                     5.58%       08/31/92
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                     (3.60%)      11/28/97
-----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio
Partners MFS Value Equity(3)                               18.89%       11.03%                    10.46%       05/31/89
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                         (3.79%)      11/28/97
-----------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio
Partners Scudder International Growth(3)                    2.56%       11.71%                     8.11%       07/31/89
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                          (3.04%)      11/28/97
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price
Growth Equity(3)                                           20.68%                                 20.40%       10/31/94
-----------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.53%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 5% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

-----------------------------------------------------------------------------------------------------------------------
                       Single Payment Account                                                                  Fund
                        ($0 Maintenance Fee)                            NON-STANDARDIZED                     Inception
                                                                                                               Date
-----------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                1 Year    3 Years    5 Years   10 Years    Inception**
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                        18.76%                                       20.69%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                21.33%     20.38%     13.36%                 11.46%     04/03/89
-----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                        7.28%      8.84%      5.92%     8.19%
-----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                    16.46%                                       17.38%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                        31.75%                                       31.71%     12/13/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                          28.66%     27.61%     16.59%    15.53%
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                          32.62%                                       33.31%     09/16/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                        13.42%                                       13.88%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                             4.48%      4.63%      3.83%     4.95%
-----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                 33.22%                                       34.17%     12/27/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                             38.04%                                       38.57%     12/13/96
-----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                   18.94%     19.48%     11.83%    11.36%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                26.90%     24.34%     19.03%    15.63%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                       22.31%     23.06%     16.89%    16.08%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                     10.50%     10.42%     13.04%     8.59%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                   22.97%                                       26.99%     01/03/95
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                11.60%     14.65%                            18.10%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                         20.95%     19.83%                            15.20%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                  10.70%     13.68%                             8.99%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                           21.59%     22.53%                            16.57%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                 21.00%     24.96%                            21.76%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                       6.14%     15.59%      9.72%                  8.51%     10/14/91
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                     21.27%     12.74%     17.69%                 11.20%     11/12/90
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                         7.68%     10.94%                             6.62%     05/03/93
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                  (1.22%)    11/28/97
-----------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS
Emerging Equities(3)                                    8.20%     16.87%     11.15%                 17.87%     09/21/88
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                    (1.91%)    11/28/97
-----------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(3)                        (3.88%)     5.76%      4.82%     7.70%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                        1.33%     11/28/97
-----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS
Value Equity(3)                                        25.15%     20.86%     11.94%    13.57%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth
Portfolio                                                                                            1.49%     11/28/97
-----------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio
Partners Scudder International Growth(3)                7.96%     10.55%     12.62%    10.74%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity
Portfolio                                                                                            1.94%     11/28/97
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price
Growth Equity                                          27.04%     24.44%     18.63%                 18.58%     01/09/89
-----------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

** Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.53%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                     TABLE B

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Date
                                                                                                                       Contributions
                    Installment Payment Account                                                                            First
                        ($0 Maintenance Fee)                                            STANDARDIZED                      Received
                                                                                                                         Under the
                                                                                                                          Separate
                                                                                                                          Account
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                 1 Year      5 Years      10 Years    Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                         12.82%                                 17.45%       07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                 15.26%       12.20%                    10.81%       04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                         1.91%        4.84%        8.19%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                     10.64%                                 14.99%       07/04/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                13.25%       05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                           22.23%       15.40%       15.53%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                           25.99%                                 26.76%       10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                          7.75%                                 11.19%       07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                             (0.75%)       2.77%        4.95%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                         14.83%       05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                     14.97%       05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                       13.00%       10.69%                    10.19%       05/31/89
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    20.55%                                 19.78%       05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           16.20%                                 18.70%       05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          4.98%                                  6.24%       05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                    16.82%                                 21.69%       05/31/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                  6.02%                                 17.44%       06/30/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                          14.90%                                 16.57%       06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                    5.17%                                 10.72%       10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                            15.51%                                 18.86%       06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                  14.95%                                 25.09%       05/31/95
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                        0.83%        8.60%                     7.62%       10/14/91
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                             (6.15%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS
Emerging Equities(3)                                                     2.79%                                  9.42%       09/30/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                              (6.81%)       11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(3)                                         (8.68%)       3.75%                     5.37%       08/31/92
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                  (3.60%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS
Value Equity(3)                                                         18.89%       10.80%                     9.93%       05/31/89
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                      (3.79%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio
Partners Scudder International Growth(3)                                 2.56%       11.47%                     7.58%       07/31/89
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                       (3.04%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price
Growth Equity(3)                                                        20.68%                                 20.40%       10/31/94
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.53%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 5% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

---------------------------------------------------------------------------------------------------------------------------
                    Installment Payment Account                                                                      Fund
                        ($0 Maintenance Fee)                                 NON-STANDARDIZED                     Inception
                                                                                                                     Date
---------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                     1 Year    3 Years    5 Years   10 Years  Inception**
---------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                             18.76%                                      20.69%     07/05/95
---------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                     21.33%     20.38%    13.36%                 11.46%     04/03/89
---------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                             7.28%      8.84%     5.92%      8.19%
---------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                         16.46%                                      17.38%     07/05/95
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                             31.75%                                      31.71%     12/13/96
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               28.66%     27.61%    16.59%     15.53%
---------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                               32.62%                                      33.31%     09/16/96
---------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                             13.42%                                      13.88%     07/05/95
---------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                  4.48%      4.63%      3.83%     4.95%
---------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                      33.22%                                      34.17%     12/27/96
---------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                  38.04%                                      38.57%     12/13/96
---------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                        18.94%     19.48%    11.83%     11.36%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                     26.90%     24.34%    19.03%     15.63%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                            22.31%     23.06%    16.89%     16.08%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                          10.50%     10.42%    13.04%      8.59%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                        22.97%                                      26.99%     01/03/95
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                     11.60%     14.65%                           18.10%     09/13/93
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                              20.95%     19.83%                           15.20%     09/13/93
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                       10.70%     13.68%                            8.99%     09/13/93
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                21.59%     22.53%                           16.57%     09/13/93
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                      21.00%     24.96%                           21.76%     09/13/93
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                            6.14%     15.59%     9.72%                  8.51%     10/14/91
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                          21.27%     12.74%    17.69%                 11.20%     11/12/90
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                              7.68%     10.94%                            6.62%     05/03/93
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                      (1.22%)    11/28/97
---------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging
Equities(3)                                                  8.20%     16.87%    11.15%                 17.87%     09/21/88
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                        (1.91%)    11/28/97
---------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(3)                             (3.88%)     5.76%     4.82%      7.70%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                            1.33%     11/28/97
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS
Value Equity(3)                                             25.15%     20.86%    11.94%     13.57%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                1.49%     11/28/97
---------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio
Partners Scudder International Growth(3)                     7.96%     10.55%    12.62%     10.74%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                 1.94%     11/28/97
---------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price
Growth Equity(3)                                            27.04%     24.44%    18.63%                 18.58%     01/09/89
---------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

** Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.53%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due. The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccounts being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Statement of Assets and Liabilities....................................... S-2
Statements of Operations and Changes in Net Assets........................ S-5
Notes to Financial Statements ............................................ S-6
Independent Auditors' Report.............................................. S-17

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 189,402,635 shares (cost $5,932,019,068) ........................ $ 6,370,594,954
 Aetna Income Shares; 29,481,519 shares (cost $379,976,337) ...........................     378,848,309
 Aetna Variable Encore Fund; 17,984,272 shares (cost $234,633,355) ....................     240,346,197
 Aetna Investment Advisers Fund, Inc.; 61,720,862 shares (cost $848,048,432) ..........     989,547,679
 Aetna GET Fund, Series B; 5,058,054 shares (cost $56,606,586) ........................      79,552,932
 Aetna GET Fund, Series C; 18,780,804 shares (cost $190,080,319) ......................     236,822,693
 Aetna Ascent Variable Portfolio; 5,107,825 shares (cost $66,607,510) .................      72,115,304
 Aetna Crossroads Variable Portfolio; 3,801,191 shares (cost $47,125,006) .............      49,739,310
 Aetna Legacy Variable Portfolio; 2,710,978 shares (cost $32,214,576) .................      32,802,912
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio; 171,171 shares (cost $2,313,642) .....       2,039,640
  Aetna Variable Growth Portfolio; 111,560 shares (cost $1,335,706) ...................       1,098,483
  Aetna Variable Index Plus Portfolio; 5,933,809 shares (cost $76,210,503) ............      83,175,077
  Aetna Variable Small Company Portfolio; 388,120 shares (cost $5,122,912) ............       4,956,212
 Calvert Social Balanced Portfolio; 27,469,430 shares (cost $47,247,774) ..............      54,444,411
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 7,855,657 shares (cost $156,737,051) .......................     190,735,350
  Growth Portfolio; 3,457,071 shares (cost $105,862,746) ..............................     128,257,345
  Overseas Portfolio; 700,480 shares (cost $13,223,729) ...............................      13,449,206
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 1,288,137 shares (cost $19,277,286) ........................      23,199,341
  Contrafund Portfolio; 12,866,038 shares (cost $206,330,826) .........................     256,548,805
  Index 500 Portfolio; 504,605 shares (cost $46,209,224) ..............................      57,721,771
 Janus Aspen Series:
  Aggressive Growth Portfolio; 10,248,197 shares (cost $174,115,177) ..................     210,600,444
  Balanced Portfolio; 2,143,788 shares (cost $32,647,487) .............................      37,451,981
  Flexible Income Portfolio; 1,252,635 shares (cost $14,374,926) ......................      14,756,039
  Growth Portfolio; 4,330,541 shares (cost $68,345,213) ...............................      80,028,403
  Worldwide Growth Portfolio; 18,350,150 shares (cost $366,705,134)....................     429,210,001
 Lexington Emerging Markets Fund; 649,673 shares (cost $6,756,872).....................       5,788,593
 Lexington Natural Resources Trust Fund; 2,881,672 shares (cost $41,178,832)...........      42,965,725
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 8,228,209 shares (cost $356,891,357).............     352,990,165
 PPI MFS Research Growth Portfolio; 23,381,050 shares (cost $231,196,214)..............     227,029,997
 PPI MFS Value Equity Portfolio; 3,887,887 shares (cost $114,649,620)..................     116,286,704
 PPI Scudder International Growth Portfolio; 14,375,874 shares (cost $199,666,185).....     202,699,815
 PPI T. Rowe Price Growth Equity Portfolio; 3,885,589 shares (cost $166,078,985) ......     169,450,553
                                                                                        ---------------
NET ASSETS (cost $10,239,788,590) ..................................................... $11,155,254,351
                                                                                        ===============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Variable Fund:
 Annuity contracts in accumulation .................................................... $ 6,078,549,136
 Annuity contracts in payment period ..................................................     292,045,818
Aetna Income Shares:
 Annuity contracts in accumulation ....................................................     372,629,553
 Annuity contracts in payment period ..................................................       6,218,756

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


Aetna Variable Encore Fund:
 Annuity contracts in accumulation ......................  $   240,346,197
Aetna Investment Advisers Fund, Inc.:
 Annuity contracts in accumulation ......................      968,354,403
 Annuity contracts in payment period ....................       21,193,276
Aetna GET Fund, Series B:
 Annuity contracts in accumulation ......................       79,552,932
Aetna GET Fund, Series C:
 Annuity contracts in accumulation ......................      236,822,693
Aetna Ascent Variable Portfolio:
 Annuity contracts in accumulation ......................       72,115,304
Aetna Crossroads Variable Portfolio:
 Annuity contracts in accumulation ......................       49,739,310
Aetna Legacy Variable Portfolio:
 Annuity contracts in accumulation ......................       32,749,254
 Annuity contracts in payment period ....................           53,658
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Appreciation Portfolio:
 Annuity contracts in accumulation ......................        2,039,640
 Aetna Variable Growth Portfolio:
 Annuity contracts in accumulation ......................        1,098,483
Aetna Variable Index Plus Portfolio:
 Annuity contracts in accumulation ......................       83,098,319
 Annuity contracts in payment period ....................           76,758
 Aetna Variable Small Company Portfolio:
 Annuity contracts in accumulation ......................        4,956,212
Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation ......................       54,444,411
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation ......................      190,735,350
 Growth Portfolio:
 Annuity contracts in accumulation ......................      128,257,345
 Overseas Portfolio:
 Annuity contracts in accumulation ......................       13,449,206
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation ......................       23,199,341
 Contrafund Portfolio:
 Annuity contracts in accumulation ......................      256,548,805
 Index 500 Portfolio:
 Annuity contracts in accumulation ......................       57,721,771
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation ......................      210,600,444
 Balanced Portfolio:
 Annuity contracts in accumulation ......................       37,451,981
 Flexible Income Portfolio:
 Annuity contracts in accumulation ......................       14,756,039
 Growth Portfolio:
 Annuity contracts in accumulation ......................       79,992,417
 Annuity contracts in payment period ....................           35,986

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Worldwide Growth Portfolio:
 Annuity contracts in accumulation ...........  $   429,093,163
 Annuity contracts in payment period .........          116,838
Lexington Emerging Markets Fund:
 Annuity contracts in accumulation ...........        5,788,593
Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation ...........       42,965,725
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation ...........      352,966,999
 Annuity contracts in payment period .........           23,166
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation ...........      227,029,997
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation ...........      116,286,704
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation ...........      202,699,815
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation ...........      169,450,553
                                                ---------------
                                                $11,155,254,351
                                                ===============


See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                 1996
                                                                          -------------------   -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ............................................................     $ 1,552,106,208      $  712,854,599
Expenses: (Notes 2 and 5)
 Valuation period deductions ..........................................        (120,867,375)        (93,446,331)
                                                                            ---------------      --------------
Net investment income .................................................       1,431,238,833         619,408,268
                                                                            ---------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ..................................................       2,013,561,413       2,060,808,031
 Cost of investments sold .............................................       1,773,010,971       1,547,239,509
                                                                            ---------------      --------------
  Net realized gain ...................................................         240,550,442         513,568,522
Net unrealized gain on investments: (Note 5)
 Beginning of year ....................................................         612,391,085         594,083,184
 End of year ..........................................................         915,465,761         612,391,085
                                                                            ---------------      --------------
  Net change in unrealized gain .......................................         303,074,676          18,307,901
                                                                            ---------------      --------------
Net realized and unrealized gain on investments .......................         543,625,118         531,876,423
                                                                            ---------------      --------------
Net increase in net assets resulting from operations ..................       1,974,863,951       1,151,284,691
                                                                            ---------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ...........................       1,039,130,530         951,293,520
Sales and administrative charges deducted by the Company ..............             (17,373)            (61,783)
                                                                            ---------------      --------------
 Net variable annuity contract purchase payments ......................       1,039,113,157         951,231,737
Transfer from the Company for mortality guarantee adjustments .........           2,085,609           3,247,064
Transfers from the Company's fixed account options ....................         166,510,610         187,508,331
Transfers to the Company's other variable annuity accounts ............         (88,238,000)                  0
Redemptions by contract holders .......................................        (474,257,152)       (339,383,183)
Annuity Payments ......................................................         (31,253,253)        (20,948,181)
Other .................................................................           1,227,066             144,245
                                                                            ---------------      --------------
 Net increase in net assets from unit transactions (Note 5) ...........         615,188,037         781,800,013
                                                                            ---------------      --------------
Change in net assets ..................................................       2,590,051,988       1,933,084,704
NET ASSETS:
Beginning of year .....................................................       8,565,202,363       6,632,117,659
                                                                            ---------------      --------------
End of year ...........................................................     $11,155,254,351      $8,565,202,363
                                                                            ===============      ==============


See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund
   Aetna Income Shares
   Aetna Variable Encore Fund
   Aetna Investment Advisers Fund, Inc.
   Aetna GET Fund, Series B
   Aetna GET Fund, Series C
   Aetna Ascent Variable Portfolio
   Aetna Crossroads Variable Portfolio
   Aetna Legacy Variable Portfolio
   Aetna Variable Portfolios, Inc.:
   [bullet] Aetna Variable Capital Appreciation Portfolio
   [bullet] Aetna Variable Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio
   [bullet] Aetna Variable Small Company Portfolio
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

   Fidelity Investments Variable Insurance Products
   Fund II:
   [bullet] Asset Manger Portfolio
   [bullet] Contrafund Portfolio
   [bullet] Index 500 Portfolio
   Janus Aspen Series:
   [bullet] Aggressive Growth Portfolio
   [bullet] Balanced Portfolio
   [bullet] Flexible Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   Portfolio Partners, Inc.:
   [bullet] PPI MFS Emerging Equities Portfolio
   [bullet] PPI MFS Research Growth Portfolio
   [bullet] PPI MFS Value Equity Portfolio
   [bullet] PPI Scudder International Growth Portfolio
   [bullet] PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $4,059,988,283 and $2,013,561,413; $3,462,016,312 and
   $2,060,808,031, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
Assets

---------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                         Valuation
                                                                           Period
                                                       Dividends         Deductions
---------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $1,291,034,822     ($ 68,500,273)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Income Shares:                                  22,258,737        (4,263,839)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                            9,635,587        (2,938,575)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                128,304,517       (10,844,018)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                             13,341,021        (1,078,816)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                              3,678,012        (3,257,441)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       4,541,482          (578,657)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   3,316,159          (392,434)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                       1,788,369          (229,584)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:          312,433            (2,197)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                        249,335            (1,093)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                   3,327,658          (542,532)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:                 269,004            (5,868)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                                 1,199,482        (1,526,918)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      11,721,861        (3,575,543)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                       Proceeds        Cost of           Net
                                                         from        Investments      Realized
                                                        Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $205,088,291    $150,120,010    $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                46,789,033      49,260,722      (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        206,958,669     210,166,945      (3,208,276)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:               37,558,168      27,770,494       9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                            7,648,728       4,940,723       2,708,005
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                           13,972,003      11,896,317       2,075,686
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       498,613         380,091         118,522
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   409,248         325,568          83,680
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                     2,265,127       2,019,840         245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:        123,165         113,851           9,314
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                       80,207          72,190           8,017
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                29,980,862      29,823,433         157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:               478,457         428,319          50,138
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                             169,481,196     134,718,793      34,762,403
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                   403,516,606     343,440,431      60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------
        $327,744,944      $438,575,885       $110,830,941         $ 75,435,966
                                                                                     $4,694,078,344      $6,078,549,136
                                                                                        212,746,872         292,045,818
-----------------------------------------------------------------------------------------------------------------------
          (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                        354,233,289         372,629,553
                                                                                          5,616,023           6,218,756
-----------------------------------------------------------------------------------------------------------------------
            (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                        245,304,466         240,346,197
-----------------------------------------------------------------------------------------------------------------------
          97,219,569       141,499,248         44,279,679            2,724,400
                                                                                        800,532,626         968,354,403
                                                                                         14,762,802          21,193,276
-----------------------------------------------------------------------------------------------------------------------
          17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                         65,062,153          79,552,932
-----------------------------------------------------------------------------------------------------------------------
           2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                        199,058,163         236,822,693
-----------------------------------------------------------------------------------------------------------------------
           1,716,824         5,507,794          3,790,970           42,582,396
                                                                                         21,660,591          72,115,304
-----------------------------------------------------------------------------------------------------------------------
             838,329         2,614,303          1,775,974           30,197,010
                                                                                         14,758,921          49,739,310
-----------------------------------------------------------------------------------------------------------------------
             112,482           588,337            475,855           21,455,983
                                                                                          9,067,002          32,749,254
                                                                                                  0              53,658
-----------------------------------------------------------------------------------------------------------------------
                   0          (274,002)          (274,002)           1,994,092
                                                                                                  0           2,039,640
-----------------------------------------------------------------------------------------------------------------------
                   0          (237,223)          (237,223)           1,079,447
                                                                                                  0           1,098,483
-----------------------------------------------------------------------------------------------------------------------
              80,325         6,964,574          6,884,249           62,694,836
                                                                                         10,653,437          83,098,319
                                                                                                  0              76,758
-----------------------------------------------------------------------------------------------------------------------
                   0          (166,700)          (166,700)           4,809,638
                                                                                                  0           4,956,212
-----------------------------------------------------------------------------------------------------------------------
           6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                        104,872,172                   0
-----------------------------------------------------------------------------------------------------------------------
          39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                        323,871,170                   0
                                                                                                  0                   0
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                              Valuation
                                                                               Period
                                                              Dividends      Deductions
-------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $ 5,882,464    ($ 2,974,651)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                           3,787,208        (578,804)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   11,536,379      (1,844,101)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           3,033,640      (1,277,878)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           762,691        (144,474)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                    2,134,313        (253,981)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       4,376,096      (2,382,593)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          890,215        (515,853)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    1,578,341        (279,189)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                        0      (2,188,842)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           940,676        (329,511)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                    757,640        (131,213)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           1,871,919        (768,752)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                                 64,108         (25,465)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 5,510,563      (4,109,527)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds        Cost of            Net
                                                                  from        Investments       Realized
                                                                 Sales            Sold         Gain (Loss)
-------------------------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $347,378,690    $348,986,817     ($ 1,608,127)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                            1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                          6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          989,526         754,795          234,731
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                          1,236,230         981,509          254,721
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                   4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                               5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
           Net Unrealized                                          Net
             Gain (Loss)                      Net          Increase (Decrease)                Net Assets
             -----------                   Change in          In Net Assets                   ----------
      Beginning             End           Unrealized            from Unit           Beginning            End
       of Year            of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------------
       $ 8,139,519               $0      ($8,139,519)         ($339,404,560)
                                                                                  $346,244,393                $0
----------------------------------------------------------------------------------------------------------------
         2,963,927        7,196,636         4,232,709             6,589,199
                                                                                    39,989,335        54,444,411
----------------------------------------------------------------------------------------------------------------
        10,675,870       33,998,298        23,322,428            50,561,862
                                                                                   106,469,428       190,735,350
----------------------------------------------------------------------------------------------------------------
         5,256,264       22,394,599        17,138,335            28,222,857
                                                                                    80,442,047       128,257,345
----------------------------------------------------------------------------------------------------------------
           649,630          225,478          (424,152)            4,069,619
                                                                                     8,449,388        13,449,206
----------------------------------------------------------------------------------------------------------------
         2,502,591        3,922,056         1,419,465             2,575,422
                                                                                    17,103,129        23,199,341
----------------------------------------------------------------------------------------------------------------
        15,161,493       50,217,979        35,056,486           100,377,564
                                                                                   118,886,521       256,548,805
----------------------------------------------------------------------------------------------------------------
         2,304,865       11,512,547         9,207,682            26,383,649
                                                                                    21,230,903        57,721,771
----------------------------------------------------------------------------------------------------------------
           405,959                0          (405,959)          (24,948,755)
                                                                                    23,356,943                 0
----------------------------------------------------------------------------------------------------------------
        17,668,916       36,485,267        18,816,351            16,995,758
                                                                                   172,876,567       210,600,444
----------------------------------------------------------------------------------------------------------------
           751,567        4,804,494         4,052,927            17,251,901
                                                                                    15,281,267        37,451,981
----------------------------------------------------------------------------------------------------------------
           140,666          381,113           240,447             5,252,958
                                                                                     8,417,464        14,756,039
----------------------------------------------------------------------------------------------------------------
         2,192,571       11,683,190         9,490,619            28,161,560
                                                                                    40,800,809        79,992,417
                                                                                             0            35,986
----------------------------------------------------------------------------------------------------------------
            (6,468)               0             6,468            (1,788,353)
                                                                                     1,690,606                 0
----------------------------------------------------------------------------------------------------------------
        16,710,390       62,504,868        45,794,478           203,261,915
                                                                                   172,398,274       429,093,163
                                                                                             0           116,838
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                           Valuation
                                                                            Period
                                                        Dividends         Deductions
----------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                          $4,375           ($79,412)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:                1,239,038           (531,930)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                                 8,158,940         (1,195,227)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                          0           (406,682)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                            0           (262,081)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                               0           (133,426)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:               0           (235,626)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:                0           (193,734)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                          4,599,123         (2,286,635)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $1,552,106,208      ($120,867,375)
========================================================================================



---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                         Proceeds          Cost of             Net
                                                           from          Investments        Realized
                                                           Sales             Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                      $1,639,618        $1,424,729         $214,889
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               14,866,827        11,618,994        3,247,833
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                               128,039,479       103,983,767       24,055,712
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                  3,797,005         3,880,012          (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                    1,453,829         1,486,006          (32,177)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                         928,145           929,114             (969)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:      13,091,485        12,881,912          209,573
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:          891,088           887,544            3,544
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                        278,386,778       238,895,623       39,491,155
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $2,013,561,413    $1,773,010,971     $240,550,442
=========================================================================================================

(1) Effective November 28, 1997, this funds assets were transferred to the PPI
T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                          Net
             Gain (Loss)                       Net          Increase (Decrease)                   Net Assets
             -----------                    Change in          In Net Assets                      ----------
     Beginning              End            Unrealized            from Unit            Beginning               End
      of Year             of Year          Gain (Loss)         Transactions            of Year              of Year
------------------------------------------------------------------------------------------------------------------------
        $102,991          ($968,279)       ($1,071,270)           $1,874,530
                                                                                       $4,845,481           $5,788,593
------------------------------------------------------------------------------------------------------------------------
       3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                       23,844,347           42,965,725
------------------------------------------------------------------------------------------------------------------------
       9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                       95,081,684                    0
------------------------------------------------------------------------------------------------------------------------
               0         (3,901,193)        (3,901,193)          357,381,047
                                                                                                0          352,966,999
                                                                                                0               23,166
------------------------------------------------------------------------------------------------------------------------
               0         (4,166,217)        (4,166,217)          231,490,472
                                                                                                0          227,029,997
------------------------------------------------------------------------------------------------------------------------
               0          1,637,084          1,637,084           114,784,015
                                                                                                0          116,286,704
------------------------------------------------------------------------------------------------------------------------
               0          3,033,630          3,033,630           199,692,238
                                                                                                0          202,699,815
------------------------------------------------------------------------------------------------------------------------
               0          3,371,568          3,371,568           166,269,175
                                                                                                0          169,450,553
------------------------------------------------------------------------------------------------------------------------
      29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                      191,515,746                    0
------------------------------------------------------------------------------------------------------------------------
    $612,391,085       $915,465,761       $303,074,676          $615,188,037       $8,565,202,363      $11,155,254,351
========================================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                                Valuation
                                                                                  Period
                                                               Dividends        Deductions
----------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $515,238,366      ($54,321,686)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Income Shares:                                         23,144,319        (4,611,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                  14,058,252        (2,878,790)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                        72,699,670        (9,562,496)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                     5,304,368        (1,100,778)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                       969,084          (280,865)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                963,171          (137,931)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                            797,511          (106,179)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                595,666           (63,355)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                             57,328           (16,537)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                            2,138,198          (966,404)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                              1,173,212        (3,731,877)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                   3,000,539          (425,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,269,871          (994,896)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Growth Portfolio:                                            2,304,888          (707,334)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            115,737           (82,498)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       955,910          (196,386)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds         Cost of           Net
                                                                   from         Investments       Realized
                                                                   Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $1,237,963,630    $841,837,896    $396,125,734
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                          155,474,786     153,469,788       2,004,998
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                   175,207,017     167,163,639       8,043,378
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                         223,353,174     160,905,519      62,447,655
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                      25,117,816      18,596,857       6,520,959
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                         229,569         224,240           5,329
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                  514,612         443,710          70,902
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                              755,620         679,118          76,502
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                1,206,903       1,119,490          87,413
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                              356,603         338,531          18,072
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                              3,326,813       3,149,890         176,923
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                               24,333,106      17,577,100       6,756,006
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                     1,793,014       1,429,393         363,621
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       3,851,613       3,166,678         684,935
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                                623,639         453,561         170,078
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            2,280,928       2,065,136         215,792
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       2,016,939       1,797,456         219,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                            Net
               Gain (Loss)                        Net          Increase (Decrease)                  Net Assets
               -----------                     Change in          In Net Assets                     ----------
       Beginning               End            Unrealized            from Unit            Beginning              End
        of Year              of Year          Gain (Loss)         Transactions            of Year             of Year
--------------------------------------------------------------------------------------------------------------------------
         $267,567,573      $327,744,944       $60,177,371          $39,664,335
                                                                                      $3,805,891,355      $4,694,078,344
                                                                                         144,049,741         212,746,872
--------------------------------------------------------------------------------------------------------------------------
           3,230,862        (9,314,233)       (12,545,095)         (34,151,027)
                                                                                         380,937,626         354,233,289
                                                                                           5,069,969           5,616,023
--------------------------------------------------------------------------------------------------------------------------
           9,204,418          (750,036)        (9,954,454)           5,744,394
                                                                                         230,291,686         245,304,466
--------------------------------------------------------------------------------------------------------------------------
         122,622,603        97,219,569        (25,403,034)          (7,904,062)
                                                                                         713,304,833         800,532,626
                                                                                           9,712,862          14,762,802
--------------------------------------------------------------------------------------------------------------------------
          13,423,804        17,286,695          3,862,891          (22,661,545)
                                                                                          73,136,258          65,062,153
--------------------------------------------------------------------------------------------------------------------------
                   0         2,983,885          2,983,885          195,380,730
                                                                                                   0         199,058,163
--------------------------------------------------------------------------------------------------------------------------
             105,405         1,716,824          1,611,419           14,244,294
                                                                                           4,908,736          21,660,591
--------------------------------------------------------------------------------------------------------------------------
              68,967           838,329            769,362            9,552,968
                                                                                           3,668,757          14,758,921
--------------------------------------------------------------------------------------------------------------------------
              36,214           112,482             76,268            6,451,330
                                                                                           1,919,680           9,067,002
--------------------------------------------------------------------------------------------------------------------------
                   0            80,325             80,325           10,514,249
                                                                                                   0          10,653,437
--------------------------------------------------------------------------------------------------------------------------
            (285,937)        6,730,808          7,016,745           58,052,710
                                                                                          38,454,000         104,872,172
--------------------------------------------------------------------------------------------------------------------------
          38,038,924        39,364,541          1,325,617           77,101,765
                                                                                         241,246,447         323,871,170
--------------------------------------------------------------------------------------------------------------------------
           2,175,908         2,963,927            788,019            7,573,554
                                                                                          28,688,761          39,989,335
--------------------------------------------------------------------------------------------------------------------------
           2,759,687        10,675,870          7,916,183           58,569,396
                                                                                          38,023,939         106,469,428
--------------------------------------------------------------------------------------------------------------------------
             505,388         5,256,264          4,750,876           46,205,811
                                                                                          27,717,728          80,442,047
--------------------------------------------------------------------------------------------------------------------------
             163,196           649,630            486,434            3,994,936
                                                                                           3,718,987           8,449,388
--------------------------------------------------------------------------------------------------------------------------
           1,530,985         2,502,591            971,606              782,358
                                                                                          14,370,158          17,103,129
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                       Valuation
                                                                         Period
                                                      Dividends        Deductions
-------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $357,388         ($910,633)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  219,199          (139,391)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                1,223,061          (290,354)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                        1,589,459        (1,739,222)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Balanced Portfolio:                                   238,807           (87,725)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            499,929           (72,736)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Growth Portfolio:                                     630,364          (245,877)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                             61,378           (14,453)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                         1,725,690        (1,035,043)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                             0           (55,554)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                 80,144          (231,100)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                   8,437,018        (1,199,983)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                            4,063,525        (2,264,627)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                 47,942,547        (4,974,984)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $712,854,599     ($ 93,446,331)
=====================================================================================


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                        Proceeds          Cost of             Net
                                                          from          Investments        Realized
                                                          Sales             Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $1,299,964        $1,078,898         $221,066
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  1,105,697           943,071          162,626
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                  5,788,894         5,646,267          142,627
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                          4,803,682         3,702,615        1,101,067
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                   1,671,701         1,511,274          160,427
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            1,541,843         1,429,353          112,490
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     1,130,979           963,703          167,276
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                              726,351           729,002           (2,651)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                           1,942,344         1,492,553          449,791
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                         905,228           870,164           35,064
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                7,649,108         6,026,027        1,623,081
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                    15,336,623        13,853,081        1,483,542
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                             26,981,873        22,523,390        4,458,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                  131,517,962       112,052,109       19,465,853
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $2,060,808,031    $1,547,239,509     $513,568,522
========================================================================================================

----------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                         Net
             Gain (Loss)                      Net          Increase (Decrease)                  Net Assets
             -----------                   Change in          In Net Assets                     ----------
     Beginning              End            Unrealized           from Unit            Beginning              End
      of Year             of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
        $285,166        $15,161,493        $14,876,327         $73,985,256
                                                                                     $30,357,117        $118,886,521
----------------------------------------------------------------------------------------------------------------------
         223,865          2,304,865          2,081,000          15,496,325
                                                                                       3,411,144          21,230,903
----------------------------------------------------------------------------------------------------------------------
         831,241            405,959           (425,282)            664,776
                                                                                      22,042,115          23,356,943
----------------------------------------------------------------------------------------------------------------------
      13,091,398         17,668,916          4,577,518          79,952,029
                                                                                      87,395,716         172,876,567
----------------------------------------------------------------------------------------------------------------------
          60,530            751,567            691,037          12,773,551
                                                                                       1,505,170          15,281,267
----------------------------------------------------------------------------------------------------------------------
         167,581            140,666            (26,915)          4,046,573
                                                                                       3,858,123           8,417,464
----------------------------------------------------------------------------------------------------------------------
         145,978          2,192,571          2,046,593          33,135,966
                                                                                       5,066,487          40,800,809
----------------------------------------------------------------------------------------------------------------------
            (354)            (6,468)            (6,114)          1,108,236
                                                                                         544,210           1,690,606
----------------------------------------------------------------------------------------------------------------------
         786,497         16,710,390         15,923,893         139,287,080
                                                                                      16,046,863         172,398,274
----------------------------------------------------------------------------------------------------------------------
         (46,118)           102,991            149,109           1,627,816
                                                                                       3,089,046           4,845,481
----------------------------------------------------------------------------------------------------------------------
       1,277,740          3,997,171          2,719,431           5,442,307
                                                                                      14,210,484          23,844,347
----------------------------------------------------------------------------------------------------------------------
      11,656,721          9,459,521         (2,197,200)           (937,272)
                                                                                      89,495,579          95,081,684
----------------------------------------------------------------------------------------------------------------------
      12,783,439         29,299,509         16,516,070           4,017,712
                                                                                     164,724,583         191,515,746
----------------------------------------------------------------------------------------------------------------------
      91,671,503          8,139,519        (83,531,984)        (57,916,538)
                                                                                     425,259,499         346,244,393
----------------------------------------------------------------------------------------------------------------------
 $   594,083,184       $612,391,085      $  18,307,901       $ 781,800,013        $6,632,117,659      $8,565,202,363
======================================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
     Contract Owners of Variable Annuity Account C:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.



                                              /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5              3.0               --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

Form No. SAI.88720.98                                        ALIAC Ed. May 1998